UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00810
                                                     ---------

                               Phoenix Series Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                            Greenfield, MA 01301-9668
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,           John H. Beers, Esq.
     Counsel and Secretary for Registrant       Vice President and Counsel
        Phoenix Life Insurance Company        Phoenix Life Insurance Company
               One American Row                      One American Row
            Hartford, CT 06103-2899               Hartford, CT 06103-2899
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: October 31, 2007
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                                                  [LOGO OMITTED]
                                                                         PHOENIX


                                                                   ANNUAL REPORT



Phoenix Balanced Fund

Phoenix Capital Growth Fund

Phoenix Mid-Cap Growth Fund






                     |                   | WOULDN'T YOU RATHER HAVE THIS
                     |                   | DOCUMENT E-MAILED TO YOU?
TRUST NAME:          |                   | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX SERIES FUND  | October 31, 2007  | E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------
NOT FDIC INSURED     | NO BANK GUARANTEE | MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders.....................................................   1

Glossary....................................................................   2

Disclosure of Fund Expenses.................................................   4

Phoenix Balanced Fund.......................................................   6

Phoenix Capital Growth Fund.................................................  26

Phoenix Mid-Cap Growth Fund.................................................  36

Notes to Financial Statements...............................................  45

Report of Independent Registered Public Accounting Firm.....................  51

Results of Shareholder Meeting..............................................  53

Fund Management Tables......................................................  54






--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED]   We are pleased to provide this report for the fiscal year
                  ended October 31, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

                  At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice.
The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely yours,


/s/ George R. Aylward


George R. Aylward
President, PhoenixFunds

NOVEMBER 2007

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represent shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

COMPOSITE INDEX FOR BALANCED FUND
A composite index consisting of 60% S&P 500(R) Index, a broad-based equity index, and 40% Lehman Brothers Aggregate Bond Index, a broad-based fixed income index.

FGIC
Financial Guaranty Insurance Company

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

LEHMAN BROTHERS AGGREGATE BOND INDEX
The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

MBIA
Municipal Bond Insurance Association

PAYMENT-IN-KIND SECURITY (PIK)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

MSCI EAFE(R) INDEX
A free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.

REIT (REAL ESTATE INVESTMENT TRUST)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) GROWTH INDEX
The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 1000(R) VALUE INDEX
The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) INDEX
The Russell 2000(R) Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL MIDCAP(R) INDEX
The Russell Midcap(R) Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

YANKEE BOND
A bond denominated in U.S. dollars and issued in the United States by foreign banks and corporations.




INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX SERIES FUND


DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF MAY 1, 2007 TO OCTOBER 31, 2007)
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of a Fund in the Series Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.


EXPENSE TABLE
--------------------------------------------------------------------------------
                              Beginning      Ending                 Expenses
                               Account       Account  Annualized      Paid
                                Value         Value     Expense      During
                                5/1/07       10/31/07    Ratio       Period*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL
Class A...........            $1,000.00      $1,039.40    1.08%      $ 5.55
Class B...........             1,000.00       1,035.80    1.83         9.39
Class C...........             1,000.00       1,035.80    1.83         9.39

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A...........             1,000.00       1,019.19    1.08         5.51
Class B...........             1,000.00       1,015.86    1.83         9.34
Class C...........             1,000.00       1,015.86    1.83         9.34

--------------------------------------------------------------------------------
CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A...........            $1,000.00      $1,101.80    1.35%      $ 7.15
Class B...........             1,000.00       1,097.50    2.11        11.16
Class C...........             1,000.00       1,097.50    2.11        11.16

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A...........             1,000.00       1,018.31    1.35         6.89
Class B...........             1,000.00       1,014.43    2.11        10.77
Class C...........             1,000.00       1,014.43    2.11        10.77

--------------------------------------------------------------------------------
MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A...........            $1,000.00      $1,014.10    1.52%      $ 7.70
Class B...........             1,000.00       1,010.10    2.27        11.47
Class C...........             1,000.00       1,010.80    2.24        11.32
Class I...........             1,000.00       1,042.90    1.17         6.01

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A...........             1,000.00       1,017.40    1.52         7.74
Class B...........             1,000.00       1,013.58    2.27        11.56
Class C...........             1,000.00       1,013.73    2.24        11.40
Class I+..........             1,000.00       1,019.18    1.17         5.96

--------------------------------------------------------------------------------

 +INCEPTION DATE IS SEPTEMBER 13, 2007.

 *EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF
  WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                 (This page has been left blank intentionally.)

PHOENIX BALANCED FUND                                         TICKER SYMBOLS:
                                                              A Share: PHLBX
                                                              B Share: PBCBX
                                                              C Share: PSBCX


THE PHOENIX BALANCED FUND ("BALANCED FUND") IS DIVERSIFIED AND HAS INVESTMENT OBJECTIVES OF REASONABLE INCOME, LONG-TERM CAPITAL GROWTH AND CONSERVATION OF CAPITAL.

[ ] For the fiscal year ended October 31, 2007, the Fund's Class A shares returned 10.26%, Class B shares returned 9.41% and Class C shares returned 9.42%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 14.56%; the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 5.38%; and the Fund's Composite Index which is the Fund's style-specific index appropriate for comparison, returned 10.90%.

HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

[ ] The United States equity markets posted positive returns for the fiscal year ended October 31, 2007. The fund's benchmark, the Standard & Poor's 500, is a representative index for large capitalization stocks and it returned 14.56%. Small capitalization stocks, represented by the Russell 2000 index, returned 9.27%. In terms of style indices, "Growth" stocks returned more than "Value" stocks for the fiscal year. The Russell 1000 Growth index returned 19.23%, while the Russell 1000 Value index had a significantly lower gain of 10.83%.

HOW DID THE BOND MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

[ ] The broad US fixed income market, as represented by the Lehman Brothers Aggregate Bond Index returned 5.38% for the fiscal year ended October 31, 2007. In the first 6 meetings of the fiscal year the Federal Reserve kept the federal funds rate unchanged at 5.25%. On September 18, 2007, the Fed cut the federal funds rate by 0.50% to 4.75%, citing concerns that tightening credit conditions could potentially increase the strain on the housing market, eventually leading to lower than expected economic growth. On October 31, 2007, the fed cut the federal funds another 0.25% to 4.50% citing balanced risk of slowing economic growth and inflation concerns. Since the beginning of the fiscal year the yield curve has steepened, with rates declining at the intermediate and front end of the curve.

[ ] The first eight months of the fiscal year can best be characterized as a low volatility, benign credit environment. It was in this atmosphere that non-treasury fixed income sectors outperformed. In stark contrast, the last four months of the fiscal year were extraordinarily volatile. This was primarily due to fear surrounding the sub-prime mortgage market and its resulting contagion. These fears caused a significant flight to quality which resulted in dramatic spread widening in all sectors of the bond market. So significant was this flight to quality, that it caused treasuries to outperform almost all spread sectors for the full reporting period. The only exceptions were emerging markets and high yield where the excess yield was able to offset the price decline.

WHAT FACTORS AFFECTED THE FUND'S EQUITY PERFORMANCE DURING ITS FISCAL YEAR?


[ ] The equity portion of the Fund has a target weight of 60% of total assets. This weight can vary from time-to-time due to differences in stock and bond performance, cash balances, fund redemptions/ deposits and other factors. For this fiscal year, the equity return was calculated to be 15.51% before fund expenses. That was 95 basis points higher than the benchmark's (S&P500) 14.56% return.

[ ] The Fund benefited the most from sector positioning in Consumer Discretionary, Health Care and Financials. Sector positioning in Information Technology, Materials and Energy had an adverse impact on the Fund's performance relative to its benchmark. The top individual stock contributors were Exxon Mobil, Microsoft, Occidental Petroleum, Cisco Systems and AT&T. The bottom five contributors were Merrill Lynch, Citigroup, Motorola, Bank of America and Tyco International.

WHAT FACTORS AFFECTED THE FUND'S FIXED INCOME PERFORMANCE DURING ITS FISCAL
YEAR?

[ ] The largest positive contributor to performance was the fund's exposure to non U.S. dollar investments, which benefited from market expectations that the Federal Reserve would cut U.S. interest rates in 2007 and stronger growth outside of the United States. Among the fund's investment in spread sectors, the allocation to out of index sectors such as emerging markets and corporate high yield was beneficial to the funds performance.

[ ] The decision to maintain an underweight to U.S. treasuries in favor of investment grade spread sectors was the largest detractor to performance for the fiscal year. Treasuries outperformed as concerns over sub-prime sparked a flight to quality, causing spreads in many sectors to widen. This environment typically does not favor our style of investing, however, our ability to be tactical in our use of high quality substitutes for investment grade corporates contributed positively to performance for the fiscal year.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

BECAUSE THE FUND IS HEAVILY WEIGHTED IN THE FINANCIAL SECTOR, IT WILL BE IMPACTED BY THAT SECTOR'S PERFORMANCE MORE THAN A FUND WITH BROADER SECTOR DIVERSIFICATION.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.


       For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

Phoenix Balanced Fund


AVERAGE ANNUAL TOTAL RETURNS(1) for periods ending 10/31/07
----------------------------------------------------------------------------------------------------------
                                                                                INCEPTION     INCEPTION
                                              1 YEAR      5 YEARS   10 YEARS   TO 10/31/07      DATE
----------------------------------------------------------------------------------------------------------
Class A Shares at NAV(2)                      10.26%       9.45%     6.52%         --            --
Class A Shares at POP(3,4)                     3.92        8.17      5.89          --            --
Class B Shares at NAV(2)                       9.41        8.63      5.73          --            --
Class B Shares with CDSC(4)                    5.48        8.63      5.73          --            --
Class C Shares at NAV(2)                       9.42        --         --         8.84%      4/19/05
Class C Shares with CDSC(4)                    9.42        --         --         8.84       4/19/05
S&P 500(R) Index                              14.56       13.88      7.11      Note 5            --
Lehman Brothers Aggregate Bond Index           5.38        4.42      5.91      Note 5            --
Composite Index for Balanced Fund             10.90       10.14      6.95      Note 5            --

FUND EXPENSE RATIOS(6): A SHARES: OPERATING RATIO 1.08%; B SHARES: OPERATING RATIO 1.83%; C SHARES: OPERATING RATIO 1.83%.
--------------------------------------------------------------------------------
     ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) INDEX RETURNS SINCE THE INCEPTION OF CLASS C SHARES (4/19/05) ARE 14.48% FOR THE S&P 500 INDEX, 4.23% FOR THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND 10.35% FOR THE COMPOSITE INDEX FOR THE BALANCED FUND.
(6)  PER PROSPECTUS EFFECTIVE 2/28/07.


GROWTH OF $10,000 for periods ending 10/31
--------------------------------------------------------------------------------
[LINE GRAPH OMITTED]
Plot points for EDGAR purposes are as follows:

           Phoenix Balanced   Phoenix Balanced    Composite                           Lehman Brothers
             Fund Class A       Fund Class B        Index      S&P 500(R) Index    Aggregate Bond Index
10/31/97         $ 9,425          $10,000           $10,000        $10,000               $10,000
10/30/98          10,243           10,791            11,747         12,202                10,934
10/29/99          11,957           12,500            13,538         15,348                10,992
10/31/00          12,810           13,287            14,467         16,277                11,794
10/31/01          12,238           12,609            12,939         12,221                13,511
10/31/02          11,287           11,538            12,086         10,375                14,306
10/31/03          12,865           13,049            13,844         12,537                15,009
10/29/04          13,754           13,847            14,940         13,717                15,839
10/31/05          14,195           14,189            15,796         14,912                16,018
10/31/06          16,082           15,953            17,660         17,348                16,850
10/31/07          17,731           17,454            19,585         19,874                17,757



SECTOR WEIGHTINGS as of 10/31/07*
--------------------------------------------------------------------------------
Domestic Common Stocks                          57%
Non-Agency Mortgage-Backed Securities           11%
Domestic Corporate Bonds                         8%
Agency Mortgage-Backed Securities                7%
Foreign Corporate Bonds                          3%
Municipal Bonds                                  2%
Asset-Backed Securities                          2%
Other (includes short-term investments)         10%

* % of total investments as of October 31, 2007.




       For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

PHOENIX BALANCED FUND


                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2007



                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
U.S. GOVERNMENT SECURITIES--1.5%

U.S. TREASURY BONDS--1.5%
U.S. Treasury Bond 5.375%, 2/15/31(o) .....    $       265   $      287,111
U.S. Treasury Bond 4.50%, 2/15/36(o) ......          8,545        8,203,200
U.S. Treasury Bond 4.75%, 2/15/37(o) ......          3,050        3,048,332
U.S. Treasury Bond 5%, 5/15/37(o) .........          3,500        3,639,181
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $14,727,022)                                    15,177,824
---------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--6.8%
FHLMC R010-AB 5.50%, 12/15/19 .............          1,813        1,813,942
FNMA 6%, 5/1/17 ...........................            276          281,688
FNMA 4.50%, 4/1/19 ........................            494          479,183
FNMA 4.50%, 6/1/19 ........................          7,283        7,057,274
FNMA 4%, 7/1/19 ...........................             79           74,256
FNMA 4%, 6/1/20 ...........................          1,819        1,715,236
FNMA 5%, 6/1/20 ...........................          5,047        4,971,672
FNMA 5%, 6/1/20 ...........................          1,813        1,785,477
FNMA 5%, 8/1/20 ...........................            114          111,931
FNMA 6%, 12/1/32 ..........................            485          491,119
FNMA 5%, 4/1/34 ...........................          2,602        2,503,775
FNMA 5.50%, 4/1/34 ........................            916          904,544
FNMA 5.50%, 5/1/34 ........................          4,785        4,725,184
FNMA 6%, 5/1/34 ...........................            911          919,628
FNMA 5.50%, 6/1/34 ........................            347          342,853
FNMA 5.50%, 6/1/34 ........................          1,764        1,742,499
FNMA 5.50%, 7/1/34 ........................          2,704        2,669,974
FNMA 6%, 7/1/34 ...........................            826          833,849
FNMA 5%, 8/1/34 ...........................            676          650,822
FNMA 5.50%, 9/1/34 ........................          1,259        1,243,196
FNMA 6%, 10/1/34 ..........................            316          319,190
FNMA 5%, 1/1/35 ...........................          3,114        2,996,209
FNMA 6%, 5/1/35 ...........................            633          637,919
FNMA 5%, 6/1/35 ...........................          2,740        2,632,643
FNMA 5.50%, 6/1/35 ........................          1,108        1,092,125
FNMA 5.50%, 8/1/35 ........................          1,119        1,104,102
FNMA 5.50%, 10/1/35 .......................            921          908,948
FNMA 5%, 11/1/35 ..........................          8,925        8,574,490
FNMA 5.50%, 5/1/36 ........................          1,025        1,009,700
FNMA 6%, 5/1/36 ...........................            955          961,779
FNMA 6%, 10/1/36 ..........................          1,559        1,570,546
FNMA 5.50%, 1/1/37 ........................          3,275        3,227,523
FNMA 04-W6, 1A4 5.50%, 7/25/34 ............          1,763        1,758,341



                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
GNMA 6.50%, 8/15/23 .......................    $       110   $      113,635
GNMA 6.50%, 11/15/23 ......................            247          254,667
GNMA 6.50%, 11/15/23 ......................            146          150,247
GNMA 6.50%, 11/15/23 ......................            755          779,281
GNMA 6.50%, 12/15/23 ......................            108          111,833
GNMA 6.50%, 12/15/23 ......................             52           54,082
GNMA 6.50%, 12/15/23 ......................             96           99,234
GNMA 6.50%, 1/15/24 .......................            365          377,119
GNMA 6.50%, 1/15/24 .......................             29           29,901
GNMA 6.50%, 1/15/24 .......................             10           10,827
GNMA 6.50%, 1/15/24 .......................            215          221,704
GNMA 6.50%, 1/15/24 .......................             94           96,685
GNMA 6.50%, 1/15/24 .......................             75           77,616
GNMA 6.50%, 2/15/24 .......................            448          462,117
GNMA 6.50%, 2/15/24 .......................            163          168,536
GNMA 6.50%, 2/15/24 .......................             45           46,910
GNMA 6.50%, 2/15/24 .......................             35           35,664
GNMA 6.50%, 3/15/24 .......................             84           86,238
GNMA 6.50%, 3/15/24 .......................            271          279,659
GNMA 6.50%, 4/15/24 .......................            458          472,957
GNMA 6.50%, 4/15/24 .......................             25           25,770
GNMA 6.50%, 4/15/24 .......................             74           76,096
GNMA 6.50%, 4/15/24 .......................             15           15,726
GNMA 6.50%, 5/15/24 .......................              8            8,364
GNMA 6.50%, 5/15/24 .......................              4            3,794
GNMA 6.50%, 1/15/26 .......................            181          186,437
GNMA 6.50%, 1/15/26 .......................             29           30,161
GNMA 6.50%, 1/15/26 .......................             89           92,014
GNMA 6.50%, 2/15/26 .......................             68           70,703
GNMA 6.50%, 3/15/26 .......................            123          127,009
GNMA 6.50%, 3/15/26 .......................            132          136,744
GNMA 6.50%, 4/15/26 .......................             13           13,240
GNMA 6.50%, 4/15/26 .......................             36           37,244
GNMA 6.50%, 4/15/26 .......................            171          176,214
GNMA 6.50%, 6/15/28 .......................             23           23,764
GNMA 6.50%, 6/15/28 .......................             27           28,299
GNMA 6.50%, 7/15/31 .......................            232          239,646
GNMA 6.50%, 11/15/31 ......................             38           39,494
GNMA 6.50%, 2/15/32 .......................             72           74,132
GNMA 6.50%, 3/15/32 .......................             51           52,725
GNMA 6.50%, 4/15/32 .......................             88           90,392
GNMA 6%, 8/15/32 ..........................            809          821,237
---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $69,396,229)                                    68,409,734
---------------------------------------------------------------------------



                        See Notes to Financial Statements

Phoenix Balanced Fund


                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
MUNICIPAL BONDS--2.2%

CALIFORNIA--1.2%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19
(MBIA Insured) ............................    $     4,235   $    4,545,002

Alameda Corridor Transportation Authority
Taxable Series C 6.60%, 10/1/29
(MBIA Insured) ............................          2,750        3,083,327

Alameda Corridor Transportation Authority
Taxable Subordinate Note Series D
6.25%, 10/1/14 (MBIA Insured). ............            500          526,005

Contra Costa County Pension Obligation
Taxable 6.10%, 6/1/11 (FSA Insured) .......            500          517,765

San Luis Obispo County Pension
Obligation Taxable Series A
3.94%, 9/1/12 (MBIA Insured).. ............            330          313,226

Sonoma County Pension Obligation
Taxable 6.625%, 6/1/13 (FSA Insured) ......          3,195        3,319,765
                                                             --------------
                                                                 12,305,090
                                                             --------------
COLORADO--0.0%
Denver City & County School District
No. 1 Pension Obligation Certificate of
Participation Taxable 6.76%, 12/15/07
(AMBAC Insured)(m) ........................             60           60,118

FLORIDA--0.1%
Miami-Dade County Educational Facilities
Authority Taxable Series C
5.48%, 4/1/16 .............................            650          641,895

MAINE--0.1%
Bangor Pension Obligation Taxable
Series B 5.94%, 6/1/13 (FGIC Insured) .....            675          701,500

MASSACHUSETTS--0.1%
Commonwealth of Massachusetts General
Obligation Series C 5.50%, 12/1/17
(FSA Insured) .............................          1,390        1,571,270

MISSISSIPPI--0.0%
Mississippi Development Bank Jackson
County Special Obligation Taxable
Series A 5%, 6/1/11 (FSA Insured) .........            340          339,439

NEW JERSEY--0.1%
Monroe Township Pension Obligation
Taxable 5%, 8/15/13 .......................            590          582,967



                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
NEW JERSEY--CONTINUED
New Jersey Turnpike Authority Taxable
Series B 4.252%, 1/1/16
(AMBAC Insured) ...........................    $         6   $        5,814

New Jersey Turnpike Authority Taxable
Series B 4.252%, 1/1/16
(AMBAC Insured) ...........................            149          140,978
                                                             --------------
                                                                    729,759
                                                             --------------
NEW YORK--0.0%
City of Buffalo Taxable Series A
4.71%, 2/1/13 (AMBAC Insured). ............            420          410,239

PENNSYLVANIA--0.5%
City of Pittsburgh Pension Obligation
Taxable Series A 6.50%, 3/1/14
(FGIC Insured) ............................          1,100        1,167,661

City of Pittsburgh Pension Obligation
Taxable Series C 6.50%, 3/1/17
(FGIC Insured) ............................          1,800        1,926,126

Philadelphia School District Taxable
Series C 4.43%, 7/1/11 (FSA Insured) ......          1,780        1,743,474
                                                             --------------
                                                                  4,837,261
                                                             --------------
TEXAS--0.1%
State  of Texas Taxable Series C
4.70%, 8/1/09 .............................            625          624,650
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $21,774,013)                                    22,221,221
---------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED
SECURITIES--1.1%
FHLB 6%, 6/29/22 ..........................          1,950        1,984,094
FHLMC 5.20%, 3/5/19(o) ....................          5,275        5,206,826
FHLMC 5.30%, 5/12/20(o) ...................          4,175        4,107,611
---------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,171,341)                                    11,298,531
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.1%
AmeriCredit Automobile Receivables
Trust 06-BG, A3 5.21%, 10/6/11 ............          2,100        2,104,056

Associates Manufactured Housing Pass-
Through Certificate 97-2, A6
7.075%, 3/15/28(c) ........................            804          822,360

Bayview Financial Acquisition Trust 06-A,
1A2 5.483%, 2/28/41(c) ....................          3,250        3,159,554

Bombardier Capital Mortgage Securitization
Corp. 99-A, A3 5.98%, 1/15/18(c) ..........            772          733,016


                        See Notes to Financial Statements

Phoenix Balanced Fund



                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
Capital One Auto Finance Trust 07-B,
A3A 5.03%, 4/15/12 ........................    $     1,100   $    1,103,425

Carmax Auto Owner Trust 07-2,
A3 5.23%, 12/15/11 ........................          2,159        2,174,396

DaimlerChrysler Auto Trust 05-A, B
3.88%, 7/8/11 .............................          1,200        1,191,325

Dunkin Securitization 06-1, M1 144A
8.285%, 6/20/31(b) ........................          1,025        1,054,849

GMAC Mortgage Corp. Loan Trust
07-HE1, A2 5.621%, 8/25/37(c). ............          1,000          984,311

GS Auto Loan Trust 06-1, A2
5.47%, 2/15/09 ............................          1,443        1,443,876

Long Beach Auto Receivables
Trust 04-A, A2 2.841%, 7/15/10(c) .........            425          419,790

Nomura Asset Acceptance Corp.
07-1, 1A2 5.669%, 3/25/47(c).. ............          2,005        2,008,133

Renaissance Home Equity Loan
Trust 06-1, AF2 5.533%, 5/25/36(c) ........          1,556        1,546,583

Residential Funding Mortgage
Securities II, Inc.
06-HSA1, A3 5.23%, 2/25/36(c). ............            190          174,973

Wachovia Auto Loan Owner Trust
06-2A, A3 144A 5.23%, 8/22/11(b) ..........          2,665        2,674,036
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $21,683,462)                                    21,594,683
---------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--8.2%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp.
7.625%, 6/15/12 ...........................            800          827,000

Rockwell Collins, Inc. 4.75%, 12/1/13 .....          1,000          984,512
                                                             --------------
                                                                  1,811,512
                                                             --------------
AIRLINES--0.6%
American Airlines, Inc. 01-1
6.977%, 5/23/21 ...........................          2,284        2,141,475

Continental Airlines, Inc. 98-1A
6.648%, 9/15/17 ...........................          1,465        1,475,573

JetBlue Airways Corp. 04-1
9.944%, 3/15/08(c) ........................            155          155,384

JetBlue Airways Corp. 04-2
8.658%, 11/15/08(c) .......................          1,216        1,215,532



                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
AIRLINES--CONTINUED
United Airlines, Inc. 01-1
6.071%, 3/1/13 ............................    $       927   $      931,173
                                                             --------------
                                                                  5,919,137
                                                             --------------
APPLICATION SOFTWARE--0.0%
Intuit, Inc. 5.75%, 3/15/17 ...............            221          214,760

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
Bank of New York Mellon Corp. (The)
4.95%, 11/1/12 ............................            950          941,304

Janus Capital Group, Inc.
6.25%, 6/15/12 ............................            525          533,419
                                                             --------------
                                                                  1,474,723
                                                             --------------
AUTOMOBILE MANUFACTURERS--0.1%
American Honda Finance Corp. 144A
4.25%, 3/11/08(b) .........................            175          174,529

Daimler Finance North America LLC
6.50%, 11/15/13 ...........................            425          446,452
                                                             --------------
                                                                    620,981
                                                             --------------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc. 7%, 4/15/14.. ............            830          807,175

BROADCASTING & CABLE TV--0.1%
Comcast Corp. 5.30%, 1/15/14.. ............            575          564,876

Time Warner Cable, Inc. 144A
5.85%, 5/1/17(b) ..........................            435          431,287
                                                             --------------
                                                                    996,163
                                                             --------------
BUILDING PRODUCTS--0.1%
Masco Corp. 5.85%, 3/15/17 ................            540          525,934
Owens Corning, Inc. 6.50%, 12/1/16 ........            180          175,192
                                                             --------------
                                                                    701,126
                                                             --------------
CASINOS & GAMING--0.0%
MGM MIRAGE 8.50%, 9/15/10 .................             85           89,356

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc. 5.50%, 2/22/16 ........            840          843,255

CONSTRUCTION MATERIALS--0.1%
CRH America, Inc. (Ireland)(d)
6%, 9/30/16 ...............................            835          822,526

CONSUMER FINANCE--0.8%
Ford Motor Credit Co. LLC
8.625%, 11/1/10 ...........................            480          466,981

Ford Motor Credit Co. LLC
9.875%, 8/10/11 ...........................            835          834,380



                        See Notes to Financial Statements

Phoenix Balanced Fund


                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------

CONSUMER FINANCE--CONTINUED
Ford Motor Credit Co. LLC
9.693%, 4/15/12(c) ........................    $       175   $      176,750

Ford Motor Credit Co. LLC
7.80%, 6/1/12 .............................            770          724,148

GMAC LLC 6.875%, 9/15/11 ..................            490          451,961
GMAC LLC 6.875%, 8/28/12 ..................            415          374,490
GMAC LLC 6.75%, 12/1/14 ...................            400          354,917

Residential Capital LLC
7.125%, 11/21/08 ..........................            415          349,717

SLM Corp. 3.63%, 2/1/10(c) ................          5,550        4,924,681
                                                             --------------
                                                                  8,658,025
                                                             --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Broadridge Financial Solutions, Inc.
6.125%, 6/1/17 ............................            900          861,404

DIVERSIFIED BANKS--0.3%
National Capital Trust II 144A
5.486%, 12/29/49(b)(c) ....................          2,700        2,516,484

Wachovia Corp. 4.875%, 2/15/14 ............          1,145        1,102,091
                                                             --------------
                                                                  3,618,575
                                                             --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Equifax, Inc. 6.30%, 7/1/17 ...............            750          762,200

International Lease Finance Corp.
4.75%, 1/13/12 ............................            875          854,342
                                                             --------------
                                                                  1,616,542
                                                             --------------
DRUG RETAIL--0.1%
CVS Caremark Corp. 5.75%, 6/1/17 ..........            850          845,634

ELECTRIC UTILITIES--0.5%
Entergy Gulf States, Inc. 5.70%, 6/1/15 ...          3,000        2,940,354
Entergy Gulf States, Inc. 5.25%, 8/1/15 ...            300          284,699

Great River Energy 144A
5.829%, 7/1/17(b) .........................          1,025        1,076,506

Southern Power Co. Series D
4.875%, 7/15/15 ...........................            885          841,597
                                                             --------------
                                                                  5,143,156
                                                             --------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc.
4.85%, 11/15/10 ...........................          2,000        1,999,318

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Waste Management, Inc. 5%, 3/15/14 ........            175          168,464



                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
FOOD RETAIL--0.1%
Kroger Co. (The) 6.80%, 12/15/18 ..........    $       420   $      445,528
Safeway, Inc. 6.35%, 8/15/17.. ............            600          621,132
                                                             --------------
                                                                  1,066,660
                                                             --------------
GAS UTILITIES--0.1%
AmeriGas Partners LP 7.25%, 5/20/15 .......          1,000          995,000

GENERAL MERCHANDISE STORES--0.1%
Target Corp. 5.375%, 5/1/17 ...............          1,095        1,066,060

HEALTH CARE DISTRIBUTORS--0.1%
Cardinal Health, Inc. 144A
6%, 6/15/17(b) ............................            560          571,425

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc. 6.40%, 7/1/17 .....            930          960,988

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.
6.125%, 1/15/16 ...........................            925          925,193

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
7.25%, 6/15/16 ............................            875          875,000

HOUSEHOLD PRODUCTS--0.1%
Kimberly-Clark Corp. 6.125%, 8/1/17 .......            725          763,208
Procter & Gamble Co. 5.55%, 3/5/37 ........            900          883,308
                                                             --------------
                                                                  1,646,516
                                                             --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The) 144A
7.75%, 10/15/15(b) ........................            780          784,875

INDUSTRIAL MACHINERY--0.5%
ITW Cupids Financing Trust I 144A
6.55%, 12/31/11(b) ........................          5,000        5,182,910

INTEGRATED OIL & GAS--0.0%
Chevron Canada Funding Co.
3.375%, 2/15/08 ...........................            175          174,278

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
Citizens Communications Co.
6.25%, 1/15/13 ............................            640          632,000

Qwest Corp. 7.875%, 9/1/11 ................            410          432,550

Qwest Corp. 144A 6.50%, 6/1/17(b) .........            570          561,450

Verizon Communications, Inc.
4.90%, 9/15/15 ............................            720          695,855
                                                             --------------
                                                                  2,321,855
                                                             --------------

                        See Notes to Financial Statements

Phoenix Balanced Fund


                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
INVESTMENT BANKING & BROKERAGE--0.4%
BlackRock, Inc. 6.25%, 9/15/17 ............    $     1,025   $    1,034,666

Lehman Brothers Holdings, Inc.
6%, 7/19/12 ...............................          1,250        1,267,319

Merrill Lynch & Co., Inc.
6.11%, 1/29/37 ............................            905          832,209

Merrill Lynch & Co., Inc.
10.71%, 3/8/17 ............................            860(g)       484,500

Morgan Stanley 144A 10.09%, 5/3/17(b) .....          1,250(g)       689,770
                                                             --------------
                                                                  4,308,464
                                                             --------------
LEISURE PRODUCTS--0.1%
Hasbro, Inc. 6.30%, 9/15/17 ...............            775          793,790

LIFE & HEALTH INSURANCE--0.1%
Jefferson-Pilot Corp. 4.75%, 1/30/14 ......            850          819,915

LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc.
6.75%, 8/15/14 ............................             25           25,491

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12 ..........            685          721,956

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14 ............            840          824,747

MULTI-UTILITIES--0.1%
Dominion Resources, Inc.
5%, 3/15/13(o) ............................            525          510,335

OFFICE ELECTRONICS--0.1%
Xerox Corp. 6.75%, 2/1/17 .................          1,040        1,085,661

OFFICE REITS--0.1%
HRPT Properties Trust 5.75%, 11/1/15 ......            900          863,287

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18(o) ......          1,250        1,167,266

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Apache Corp. 6%, 1/15/37 ..................          1,200        1,183,603

Plains Exploration & Production Co.
7.75%, 6/15/15 ............................            415          415,000

XTO Energy, Inc. 6.25%, 8/1/17 ............            600          622,052
                                                             --------------
                                                                  2,220,655
                                                             --------------
OIL & GAS REFINING & MARKETING--0.2%
Motiva Enterprises LLC 144A
5.20%, 9/15/12(b) .........................          1,000        1,010,400




                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
OIL & GAS REFINING & MARKETING--CONTINUED
Tesoro Corp. 144A 6.50%, 6/1/17(b) ........    $       870   $      863,475
                                                             --------------
                                                                  1,873,875
                                                             --------------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
Kinder Morgan Management Co.
5.70%, 1/5/16 .............................          2,420        2,214,922

TEPPCO Partners LP 7.625%, 2/15/12 ........            420          450,915
                                                             --------------
                                                                  2,665,837
                                                             --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
General Electric Capital Corp.
5.375%, 10/20/16(o) .......................          1,200        1,195,924

JPMorgan Chase & Co. 5.25%, 5/1/15 ........            800          779,490

TIAA Global Markets, Inc. 144A
3.875%, 1/22/08(b) ........................          1,000          997,133
                                                             --------------
                                                                  2,972,547
                                                             --------------
PACKAGED FOODS & MEATS--0.0%
Campbell Soup Co. 5%, 12/3/12. ............            175          172,967
Tyson Foods, Inc. 6.85%, 4/1/16 ...........            235          244,419
                                                             --------------
                                                                    417,386
                                                             --------------
PAPER PRODUCTS--0.1%
Abitibi-Consolidated Finance LP
7.875%, 8/1/09 ............................            650          627,250

Verso Paper Holdings LLC
and Verso Paper, Inc.
Series B 8.661%, 8/1/14(c) ................            296          298,960
                                                             --------------
                                                                    926,210
                                                             --------------
REGIONAL BANKS--0.4%
Rabobank Capital Funding II 144A
5.26%, 12/29/49(b)(c) .....................          1,300        1,243,478

SunTrust Banks, Inc. 5.25%, 11/5/12 .......            980          976,717
Zions Bancorp 5.65%, 5/15/14.. ............          1,750        1,718,138
                                                             --------------
                                                                  3,938,333
                                                             --------------
SPECIALIZED FINANCE--0.1%
CIT Group Holdings, Inc.
5.40%, 1/30/16 ............................          1,000          915,663

SPECIALIZED REITS--0.1%
Host Hotels & Resorts LP
6.875%, 11/1/14 ...........................            600          607,500

Realty Income Corp. 6.75%, 8/15/19 ........            400          403,204
                                                             --------------
                                                                  1,010,704
                                                             --------------

                        See Notes to Financial Statements

Phoenix Balanced Fund



                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
TOBACCO--0.1%
Reynolds American, Inc.
7.30%, 7/15/15 ............................    $       950   $    1,003,017
---------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $83,507,481)                                    82,847,731
---------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--11.6%
Banc of America Alternative Loan Trust
06-9, A1 6%, 1/25/37 ......................          3,814        3,815,183

Bear Stearns Adjustable Rate Mortgage
Trust 05-12, 13A1 5.447%, 2/25/36(c) ......          2,056        2,031,515

Bear Stearns Commercial Mortgage
Securities 06-PW12, A4
5.711%, 9/11/38(c) ........................          2,400        2,429,669

Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5%, 7/25/35 .....................          1,627        1,594,678

Citigroup/Deutsche Bank Commercial
Mortgage Trust 05-CD1, AM
5.225%, 7/15/44(c) ........................          2,240        2,183,024

Citigroup/Deutsche Bank Commercial
Mortgage Trust 06-CD2, A4
5.362%, 1/15/46(c) ........................          3,120        3,079,464

Countrywide Home Loan Mortgage
Pass-Through Trust 04-13, 1A1
5.50%, 8/25/34 ............................          2,261        2,258,788

Countrywide Home Loan Mortgage
Pass-Through Trust 07-1, A2
6%, 2/25/37 ...............................          2,837        2,827,321

Credit Suisse First Boston Mortgage
Securities Corp. 05-12, 6A1 6%, 1/25/36 ...          2,924        2,922,855

Credit Suisse First Boston Mortgage
Securities Corp. 97-C2, B 6.72%, 1/17/35 ..          5,793        5,789,422

Credit Suisse First Boston Mortgage
Securities Corp. 98-C1, B 6.59%, 5/17/40 ..          1,000        1,006,626

Credit Suisse First Boston Mortgage
Securities Corp. 99-C1, A2
7.29%, 9/15/41 ............................            283          291,712

Credit Suisse Mortgage Capital
Certificates 06-C1, A4
5.555%, 2/15/39(c) ........................          5,490        5,474,549

Crown Castle Towers LLC 05-1A,
AFX 144A 4.643%, 6/15/35(b) ...............          2,510        2,474,207



                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
DLJ Commercial Mortgage Corp.
98-CF2, A1B 6.24%, 11/12/31 ...............    $     3,748   $    3,770,324

First Horizon Asset Securities, Inc.
05-AR1, 2A1 5.012%, 4/25/35(c) ............          2,270        2,270,064

First Union - Lehman Brothers -
Bank of America 98-C2, A2
6.56%, 11/18/35 ...........................            162          162,573

GE Capital Commercial Mortgage
Corp. 04-C3, A4 5.189%, 7/10/39(c) ........            350          343,800

GMAC Mortgage Corp. Loan Trust
05-HE2, A3 4.622%, 11/25/35(c) ............          1,134        1,122,119

Greenwich Capital Commercial
Funding Corp. 04-GG1, A7
5.317%, 6/10/36(c) ........................            500          495,464

GS Mortgage Securities Corp. II
05-GG4, AJ 4.782%, 7/10/39 ................          2,500        2,314,419

GS Mortgage Securities Corp. II
99-C1, A2 6.11%, 11/18/30(c).. ............          3,263        3,275,310

Harborview Net Interest Margin Corp.
06-12, N1 144A 6.409%, 12/19/36(b) ........            301          299,149

IndyMac Index Mortgage Loan Trust
06-AR25, 3A1 6.371%, 9/25/36(c) ...........            380          389,262

JPMorgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3
6.26%, 3/15/33 ............................          7,936        8,159,269

JPMorgan Mortgage Acquisition Corp.
06-CW2, AF3 5.777%, 8/25/36(c) ............          1,500        1,482,181

JPMorgan Mortgage Acquisition Corp.
06-CW2, AF4 6.08%, 8/25/36(c). ............          1,700        1,676,626

JPMorgan Mortgage Trust 05-S3, 2A2
5.50%, 1/25/21 ............................          2,142        2,132,100

Lehman Brothers - UBS Commercial
Mortgage Trust 04-C4, A2
4.567%, 6/15/29(c) ........................            250          248,389

Lehman Brothers - UBS Commercial
Mortgage Trust 06-C6, A4
5.372%, 9/15/39 ...........................          2,105        2,068,722

Lehman Brothers - UBS Commercial
Mortgage Trust 07-C2, A2
5.303%, 2/15/40 ...........................          4,150        4,134,645

Lehman Brothers - UBS Commercial
Mortgage Trust 07-C6, A2
5.845%, 7/17/40 ...........................          2,000        2,044,120


                        See Notes to Financial Statements

Phoenix Balanced Fund



                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
Lehman Brothers Commercial Conduit
Mortgage Trust 98-C4, A1B
6.21%, 10/15/35 ...........................    $       907   $      912,156

Lehman XS Net Interest Margin 06-GPM5,
A1 144A 6.25%, 10/28/46(b) ................            104          102,393

MASTR Resecuritization Trust 05-1
144A 5%, 10/28/34(b) ......................          1,146        1,075,846

Merrill Lynch Mortgage Trust 06-C1,
AM 5.659%, 5/12/39(c) .....................          2,200        2,205,096

Morgan Stanley Capital I 06-T23, A4
5.811%, 8/12/41(c) ........................          2,570        2,621,863

PNC Mortgage Acceptance Corp. 00-C2,
A2 7.30%, 10/12/33(c) .....................          1,177        1,227,466

Residential Accredit Loans, Inc. 06-QA1,
A21 5.967%, 1/25/36(c) ....................          4,118        4,170,958

Residential Funding Mortgage Securities I,
Inc. 05-SA1, 2A 4.856%, 3/25/35(c) ........          2,305        2,306,342

Structured Asset Securities Corp.
03-32, 1A1 5.207%, 11/25/33(c) ............          1,850        1,787,938

Structured Asset Securities Corp.
05-17, 1A6 5.50%, 10/25/35 ................          2,724        2,604,702

Timberstar Trust 06-1A, A 144A 5.668%,
10/15/36(b) ...............................          2,250        2,209,927

Wachovia Bank Commercial Mortgage
Trust 04-C12, A4 5.233%, 7/15/41(c) .......            300          297,303

Washington Mutual Mortgage
Pass-Through Certificates, Inc.
05-AR3, A2 4.636%, 3/25/35(c). ............            121          119,665

Wells Fargo Mortgage-Backed Securities
Trust 04-BB, A1 4.557%, 1/25/35(c) ........          1,724        1,712,383

Wells Fargo Mortgage-Backed Securities
Trust 04-EE, 2A3 3.99%, 12/25/34(c) .......          1,682        1,656,132

Wells Fargo Mortgage-Backed Securities
Trust 05-14, 2A1 5.50%, 12/25/35 ..........          4,288        4,191,452

Wells Fargo Mortgage-Backed Securities
Trust 05-5, 1A1 5%, 5/25/20 ...............          3,522        3,434,724

Wells Fargo Mortgage-Backed Securities
Trust 05-AR10, 2A16 4.107%, 6/25/35(c) ....          1,065        1,034,714

Wells Fargo Mortgage-Backed Securities
Trust 05-AR16, 6A3 4.999%, 10/25/35(c) ....          1,117        1,112,528


                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
Wells Fargo Mortgage-Backed Securities
Trust 05-AR4, 2A1 4.523%, 4/25/35(c) ......    $     4,100   $    4,061,713

Wells Fargo Mortgage-Backed Securities
Trust 05-AR4, 2A2 4.523%, 4/25/35(c) ......            779          771,840

Wells Fargo Mortgage-Backed Securities
Trust 07-AR3, A4 6.067%, 4/25/37(c) .......          1,953        1,955,746
---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $117,253,534)                                  116,140,436
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.1%

AUSTRALIA--0.1%
Commonwealth of Australia Series
909 7.50%, 9/15/09 ........................          1,200(f)     1,132,467

BRAZIL--0.3%
Federative Republic of Brazil
9.25%, 10/22/10 ...........................            100          112,750

Federative Republic of Brazil
10.50%, 7/14/14 ...........................            530          678,930

Federative Republic of Brazil
7.875%, 3/7/15 ............................          1,520        1,730,520

Federative Republic of Brazil
11%, 8/17/40 ..............................            210          282,398
                                                             --------------
                                                                  2,804,598
                                                             --------------
CANADA--0.3%
Commonwealth of Canada
4.25%, 9/1/09 .............................          2,460(h)     2,605,259

CHILE--0.1%
Republic of Chile 5.411%, 1/28/08(c) ......            750          750,375

GERMANY--0.3%
Federal Republic of Germany 144A
3.25%, 4/17/09(b) .........................          1,893(i)     2,707,866

MEXICO--0.2%
United Mexican States Series MI10
9.50%, 12/18/14 ...........................         23,550(j)     2,403,701

NORWAY--0.2%
Kingdom of Norway 5.50%, 5/15/09 ..........          8,650(k)     1,622,984

PHILIPPINES--0.1%
Republic of Philippines
10.625%, 3/16/25 ..........................            285          409,317

Republic of Philippines 7.75%, 1/14/31 ....            400          458,000
                                                             --------------
                                                                    867,317
                                                             --------------

                        See Notes to Financial Statements

Phoenix Balanced Fund

                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
RUSSIA--0.1%
Russian Federation RegS
7.50%, 3/31/30(c)(e) ......................    $     1,238   $    1,395,281

SWEDEN--0.2%
Kingdom of Sweden Series 1043
5%, 1/28/09 ...............................         16,350(l)     2,601,771

TRINIDAD AND TOBAGO--0.0%
Republic of Trinidad and Tobago RegS
9.875%, 10/1/09(e) ........................            380          415,530

TURKEY--0.1%
Republic of Turkey 7%, 6/5/20. ............            590          617,612

UKRAINE--0.1%
Republic of Ukraine 144A
6.58%, 11/21/16(b) ........................            905          921,969
---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $19,079,045)                                    20,846,730
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.2%

ARUBA--0.1%
UFJ Finance AEC 6.75%, 7/15/13 ............            900          948,458

AUSTRALIA--0.1%
Westfield Capital Corp. Ltd./Westfield
Finance Authority 144A
4.375%, 11/15/10(b) .......................            175          168,810

Westfield Capital Corp. Ltd./Westfield
Finance Authority 144A
5.125%, 11/15/14(b) .......................          1,175        1,120,022
                                                             --------------
                                                                  1,288,832
                                                             --------------
BRAZIL--0.2%
GTL Trade Finance, Inc. 144A
7.25%, 10/20/17(b) ........................            494          501,173

Vale Overseas Ltd. 6.25%, 1/11/16 .........            760          774,571
Vale Overseas Ltd. 6.25%, 1/23/17 .........            375          379,168
                                                             --------------
                                                                  1,654,912
                                                             --------------
CANADA--0.2%
Catalyst Paper Corp. 7.375%, 3/1/14 .......            570          420,375

European Investment Bank 144A
4.60%, 1/30/37(b) .........................          1,000(h)       986,397

Xstrata Canada Corp. 5.50%, 6/15/17 .......            845          820,475
                                                             --------------
                                                                  2,227,247
                                                             --------------


                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
CHILE--0.4%
Banco Santander Chile 144A
5.375%, 12/9/14(b) ........................    $       875   $      852,628

Celulosa Arauco y Constitucion S.A.
5.625%, 4/20/15 ...........................          1,300        1,277,181

Petropower I Funding Trust 144A
7.36%, 2/15/14(b) .........................          1,523        1,532,189
                                                             --------------
                                                                  3,661,998
                                                             --------------
GERMANY--0.3%
Deutsche Bank AG NY Series GS
4.079%, 3/22/12(c) ........................          2,750        2,671,625

KAZAKHSTAN--0.1%
Kazkommerts International BV
144A 7%, 11/3/09(b) .......................          1,150        1,104,000

LUXEMBOURG--0.0%
Tyco Electronic Group SA
144A 6%, 10/1/12(b) .......................            350          353,940

MEXICO--0.0%
Vitro S.A. de CV 8.625%, 2/1/12 ...........            170          170,425

PHILIPPINES--0.1%
National Power Corp. 9.625%, 5/15/28 ......            750          924,375

RUSSIA--0.3%
Gazprom OAO (Gaz Capital SA) 144A
6.212%, 11/22/16(b) .......................            440          433,840

Gazprom OAO (Gaz Capital SA) 144A
6.51%, 3/7/22(b) ..........................            580          568,400

OJSC AK Transneft (TransCapitalInvest
Ltd.) 144A 5.67%, 3/5/14(b) ...............          1,050        1,013,930

TNK-BP Finance SA RegS
6.125%, 3/20/12(e) ........................          1,000          946,900
                                                             --------------
                                                                  2,963,070
                                                             --------------
SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c) .....          1,900        1,797,619

SOUTH KOREA--0.2%
Export-Import Bank of Korea
5.50%, 10/17/12 ...........................            920          927,015

Korea Development Bank
5.50%, 11/13/12 ...........................            790          785,480
                                                             --------------
                                                                  1,712,495
                                                             --------------
SWITZERLAND--0.0%
Petroplus Finance Ltd. 144A
6.75%, 5/1/14(b)...........................            500          477,500

                        See Notes to Financial Statements

Phoenix Balanced Fund


                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
7.358%, 2/15/12(b)(c) .....................    $     1,250   $    1,237,471

UNITED ARAB EMIRATES--0.2%
Abu Dhabi National Energy Co. 144A
5.62%, 10/25/12(b) ........................            610          611,525

Abu Dhabi National Energy Co. 144A
5.875%, 10/27/16(b) .......................            940          923,048
                                                             --------------
                                                                  1,534,573
                                                             --------------
UNITED KINGDOM--0.6%
Diageo Capital plc 5.50%, 9/30/16 .........            840          826,238
HBOS plc 144A 5.375%, 11/29/49(b)(c) ......          3,250        3,080,304

Tate & Lyle International Finance plc 144A
6.625%, 6/15/16(b) ........................            900          930,056

Vodafone Group plc 5%, 9/15/15 ............            475          455,033
Vodafone Group plc 6.15%, 2/27/37 .........            445          436,775
                                                             --------------
                                                                  5,728,406
                                                             --------------
UNITED STATES--0.0%
Nova Chemicals Corp.
8.484%, 11/15/13(c) .......................            670          661,625

VENEZUELA--0.1%
Petroleos de Venezuela S.A.
5.25%, 4/12/17 ............................          1,250          947,500
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $32,672,426)                                    32,066,071
---------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--1.1%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F
6.969%, 3/31/14 ...........................            140          138,950

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc.
Tranche B 7.493%, 3/13/14 .................             65           64,025

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B
8.70%, 12/15/13 ...........................            997          962,575

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. Letter of Credit
7.11%, 12/21/12 ...........................            180          176,850



                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------
AUTOMOTIVE RETAIL--CONTINUED
Hertz Corp. Tranche B 7.11%, 12/21/12 .....    $       999   $      981,518
                                                             --------------
                                                                  1,158,368
                                                             --------------
BROADCASTING & CABLE TV--0.1%
Charter Communications Operating LLC
Tranche B 7.13%, 3/6/14 ...................            900          866,250

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
First Data Corp. Tranche B3
7.71%, 9/24/14 ............................          1,350        1,307,812

DIVERSIFIED METALS & MINING--0.1%
Compass Minerals Group, Inc. Tranche B
6.653%, 12/22/12 ..........................            525          522,389

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.
Letter of Credit A 6.621%, 3/28/14 ........            420          410,755

Allied Waste North America, Inc.
Tranche B 6.645%, 3/28/14 .................            778          761,466
                                                             --------------
                                                                  1,172,221
                                                             --------------
HEALTH CARE FACILITIES--0.0%
Energy Future Holdings Tranche B2
8.645%, 10/10/14 ..........................            245          244,847

Health Management Associates, Inc.
Tranche B 7.11%, 2/28/14 ..................            149          143,093
                                                             --------------
                                                                    387,940
                                                             --------------
OIL & GAS DRILLING--0.0%
Hercules Offshore, Inc. Tranche
6.99%, 7/11/13 ............................            200          196,258

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Helix Energy Solutions Group, Inc.
Tranche 7.147%, 7/1/13 ....................            439          433,396

PAPER PRODUCTS--0.1%
Domtar, Inc. Tranche B
6.475%, 3/7/14 ............................            169          166,667

Georgia-Pacific Corp. Tranche B1
7.15%, 12/20/12 ...........................          1,172        1,142,747
                                                             --------------
                                                                  1,309,414
                                                             --------------
PUBLISHING--0.1%
Idearc, Inc. Tranche B 7.36%, 11/17/14 ....          1,222        1,203,593

RESTAURANTS--0.1%
Burger King Corp. Tranche B1
6.875%, 6/30/12 ...........................            425          421,813



                        See Notes to Financial Statements

Phoenix Balanced Fund



                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                               -----------   --------------

SPECIALIZED FINANCE--0.1%
Solar Capital Corp. Tranche
7.356%, 2/28/14 ...........................    $       997   $      987,513
---------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $11,212,984)                                    11,132,517
---------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS--0.0%

UNITED STATES--0.0%
Bausch & Lomb, Inc. Tranche T2
8.127%, 10/26/15(c) .......................             88(i)       127,710
---------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $123,546)                                          127,710
---------------------------------------------------------------------------



                                                 SHARES
                                               -----------

DOMESTIC COMMON STOCKS--58.2%

AEROSPACE & DEFENSE--3.1%
Boeing Co. (The) ..........................         73,300        7,226,647
General Dynamics Corp. ....................         16,700        1,519,032
Honeywell International, Inc.. ............         62,400        3,769,584
Lockheed Martin Corp. .....................         47,300        5,204,892
Northrop Grumman Corp. ....................         29,200        2,441,704
Raytheon Co. ..............................         33,000        2,099,130
United Technologies Corp. .................        113,700        8,708,283
                                                             --------------
                                                                 30,969,272
                                                             --------------
AIR FREIGHT & LOGISTICS--0.1%
United Parcel Service, Inc. Class B .......          9,500          713,450

AIRLINES--0.1%
AMR Corp.(n) ..............................         39,000          936,000
Continental Airlines, Inc. Class B(n) .....         12,100          415,635
                                                             --------------
                                                                  1,351,635
                                                             --------------
APPAREL RETAIL--0.3%
Aeropostale, Inc.(n) ......................         24,500          561,050
Gap, Inc. (The) ...........................        101,400        1,916,460
Men's Wearhouse, Inc. (The) ...............         15,400          650,804
                                                             --------------
                                                                  3,128,314
                                                             --------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
VF Corp. ..................................         18,200        1,585,766

APPLICATION SOFTWARE--0.2%
Aspen Technology, Inc.(n) .................         62,600        1,091,744
Intuit, Inc.(n) ...........................         11,800          379,606
                                                             --------------
                                                                  1,471,350
                                                             --------------
ASSET MANAGEMENT & CUSTODY BANKS--1.9%
Bank of New York Mellon Corp. (The) .......         92,263        4,507,023


                                                  SHARES           VALUE
                                                 ---------   --------------

ASSET MANAGEMENT & CUSTODY BANKS--CONTINUED
Federated Investors, Inc. Class B .........         31,500   $    1,354,500
Franklin Resources, Inc. ..................         18,200        2,360,176
Legg Mason, Inc. ..........................         23,400        1,940,796
Northern Trust Corp. ......................         39,100        2,940,711
SEI Investments Co. .......................         46,000        1,454,520
State Street Corp. ........................         55,600        4,435,212
                                                             --------------
                                                                 18,992,938
                                                             --------------
AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(n) .............................         63,300        2,249,049

AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp. ......................         37,700        1,477,463
Thor Industries, Inc. .....................         17,400          835,200
                                                             --------------
                                                                  2,312,663
                                                             --------------
BIOTECHNOLOGY--0.6%
Biogen Idec, Inc.(n) ......................         33,500        2,493,740
Cephalon, Inc.(n) .........................          6,400          471,936
OSI Pharmaceuticals, Inc.(n).. ............         65,600        2,726,992
                                                             --------------
                                                                  5,692,668
                                                             --------------
BREWERS--0.2%
Anheuser-Busch Cos., Inc. .................         34,900        1,789,672

BROADCASTING & CABLE TV--0.4%
CBS Corp. Class B .........................        128,900        3,699,430

BUILDING PRODUCTS--0.1%
Masco Corp. ...............................         58,400        1,406,272

COAL & CONSUMABLE FUELS--0.2%
Massey Energy Co. .........................         67,200        2,128,896

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. ...............         46,500        1,873,485

COMMUNICATIONS EQUIPMENT--1.2%
Cisco Systems, Inc.(n) ....................        375,400       12,410,724

COMPUTER & ELECTRONICS RETAIL--0.1%
RadioShack Corp. ..........................         43,900          905,218

COMPUTER HARDWARE--2.4%
Hewlett-Packard Co. .......................        192,900        9,969,072

International Business Machines Corp. .....        118,500       13,760,220
NCR Corp.(n) ..............................         11,200          309,008
                                                             --------------
                                                                 24,038,300
                                                             --------------
COMPUTER STORAGE & PERIPHERALS--0.1%
Emulex Corp.(n) ...........................         66,900        1,449,054

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
AGCO Corp.(n) .............................         26,300        1,569,584
Cummins, Inc. .............................          4,200          503,832


                        See Notes to Financial Statements

Phoenix Balanced Fund


                                                 SHARES           VALUE
                                               -----------   --------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--CONTINUED
Toro Co. (The) ............................         24,600   $    1,369,236
                                                             --------------
                                                                  3,442,652
                                                             --------------
CONSUMER FINANCE--0.0%
AmeriCredit Corp.(n) ......................         27,100          382,381

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Automatic Data Processing, Inc. ...........         55,500        2,750,580
Computer Sciences Corp.(n) ................         29,900        1,745,861
Electronic Data Systems Corp.. ............         85,500        1,845,945
Fiserv, Inc.(n) ...........................         48,600        2,692,440
                                                             --------------
                                                                  9,034,826
                                                             --------------
DIVERSIFIED BANKS--0.8%
Comerica, Inc. ............................         22,800        1,064,304
Wells Fargo & Co. .........................        204,300        6,948,243
                                                             --------------
                                                                  8,012,547
                                                             --------------
DIVERSIFIED CHEMICALS--0.2%
Dow Chemical Co. (The) ....................         47,100        2,121,384

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Dun & Bradstreet Corp. ....................         16,100        1,559,285

ELECTRIC UTILITIES--0.7%
FirstEnergy Corp. .........................         96,100        6,698,170

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Emerson Electric Co. ......................        102,400        5,352,448
GrafTech International Ltd.(n) ............         22,200          419,580
                                                             --------------
                                                                  5,772,028
                                                             --------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc.(n). ............         66,600        2,454,210

ELECTRONIC MANUFACTURING SERVICES--0.2%
Tyco Electronics Ltd. .....................         67,700        2,414,859

FOOD RETAIL--0.2%
Kroger Co. (The) ..........................         64,900        1,907,411

FOOTWEAR--0.4%
NIKE, Inc. Class B ........................         54,100        3,584,666

GAS UTILITIES--0.2%
WGL Holdings, Inc. ........................         43,100        1,461,952

GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(n) .........................         39,700          952,006
Family Dollar Stores, Inc. ................         38,000          963,300
                                                             --------------
                                                                  1,915,306
                                                             --------------
HEALTH CARE DISTRIBUTORS--0.8%
Cardinal Health, Inc. .....................         54,700        3,721,241


                                                 SHARES           VALUE
                                               -----------   --------------

HEALTH CARE DISTRIBUTORS--CONTINUED
McKesson Corp. ............................         57,900   $    3,827,190
                                                             --------------
                                                                  7,548,431
                                                             --------------
HEALTH CARE EQUIPMENT--0.3%
Baxter International, Inc. ................         56,400        3,384,564

HEALTH CARE SERVICES--0.2%
Medco Health Solutions, Inc.(n) ...........         16,100        1,519,518

HOME IMPROVEMENT RETAIL--0.4%
Sherwin-Williams Co. (The) ................         63,000        4,026,960

HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The) .......................         20,300        1,168,265
Whirlpool Corp. ...........................          9,000          712,620
                                                             --------------
                                                                  1,880,885
                                                             --------------
HOUSEHOLD PRODUCTS--0.8%
Clorox Co. (The) ..........................         52,000        3,253,640
Kimberly-Clark Corp. ......................         39,400        2,793,066
Procter & Gamble Co. (The) ................         32,100        2,231,592
                                                             --------------
                                                                  8,278,298
                                                             --------------
HOUSEWARES & SPECIALTIES--0.2%
American Greetings Corp. Class A ..........         21,900          576,846
Newell Rubbermaid, Inc. ...................         46,200        1,347,192
                                                             --------------
                                                                  1,924,038
                                                             --------------
HYPERMARKETS & SUPER CENTERS--0.4%
BJ's Wholesale Club, Inc.(n).. ............         30,200        1,083,576
Wal-Mart Stores, Inc. .....................         65,700        2,970,297
                                                             --------------
                                                                  4,053,873
                                                             --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
Constellation Energy Group, Inc. ..........         35,400        3,352,380

INDUSTRIAL CONGLOMERATES--0.5%
Teleflex, Inc. ............................         12,500          915,125
Tyco International Ltd. ...................        102,225        4,208,603
                                                             --------------
                                                                  5,123,728
                                                             --------------
INDUSTRIAL MACHINERY--0.8%
Dover Corp. ...............................         12,600          579,600
Eaton Corp. ...............................         48,800        4,517,904
Gardner Denver, Inc.(n) ...................         17,800          643,114
Parker Hannifin Corp. .....................         32,950        2,648,192
                                                             --------------
                                                                  8,388,810
                                                             --------------
INSURANCE BROKERS--0.2%
AON Corp. .................................         41,400        1,876,248

INTEGRATED OIL & GAS--5.2%
Chevron Corp. .............................         88,500        8,098,635
ConocoPhillips ............................         54,800        4,655,808
Exxon Mobil Corp. .........................        275,400       25,334,046
Marathon Oil Corp. ........................         31,900        1,886,247

                        See Notes to Financial Statements
18

Phoenix Balanced Fund


                                                 SHARES           VALUE
                                               -----------   --------------
INTEGRATED OIL & GAS--CONTINUED
Occidental Petroleum Corp. ................        181,800   $   12,553,290
                                                             --------------
                                                                 52,528,026
                                                             --------------
INTEGRATED TELECOMMUNICATION SERVICES--2.0%
AT&T, Inc. ................................        367,727       15,367,322

Qwest Communications International,
Inc.(n) ...................................        146,200        1,049,716

Verizon Communications, Inc. ..............         76,800        3,538,176
                                                             --------------
                                                                 19,955,214
                                                             --------------
INTERNET RETAIL--0.2%
Expedia, Inc.(n) ..........................         16,900          551,954
IAC/InterActiveCorp.(n) ...................         36,300        1,069,398
                                                             --------------
                                                                  1,621,352
                                                             --------------
INTERNET SOFTWARE & SERVICES--0.3%
eBay, Inc.(n) .............................         77,200        2,786,920

INVESTMENT BANKING & BROKERAGE--0.4%
Charles Schwab Corp. (The) ................         56,700        1,317,708
Goldman Sachs Group, Inc. (The) ...........          3,700          917,304
Merrill Lynch & Co., Inc. .................         16,000        1,056,320
TD Ameritrade Holding Corp.(n) ............         34,200          654,588
                                                             --------------
                                                                  3,945,920
                                                             --------------
LEISURE PRODUCTS--0.1%
Hasbro, Inc. ..............................         18,300          546,255

LIFE & HEALTH INSURANCE--2.4%
AFLAC, Inc. ...............................         43,700        2,743,486
Lincoln National Corp. ....................         56,400        3,517,668
MetLife, Inc. .............................        122,600        8,441,010
Principal Financial Group, Inc. (The) .....         48,600        3,288,762
Prudential Financial, Inc. ................         56,300        5,445,336
StanCorp Financial Group, Inc. ............          8,200          452,066
Unum Group ................................         17,500          408,450
                                                             --------------
                                                                 24,296,778
                                                             --------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Invitrogen Corp.(n) .......................         13,200        1,199,484

MANAGED HEALTH CARE--1.5%
Aetna, Inc. ...............................         67,300        3,780,241
CIGNA Corp. ...............................         43,900        2,304,311
Coventry Health Care, Inc.(n). ............          9,800          591,038
UnitedHealth Group, Inc. ..................        108,800        5,347,520
WellPoint, Inc.(n) ........................         43,700        3,462,351
                                                             --------------
                                                                 15,485,461
                                                             --------------
METAL & GLASS CONTAINERS--0.1%
Ball Corp. ................................         11,400          565,212
Owens-Illinois, Inc.(n) ...................         16,300          724,046
                                                             --------------
                                                                  1,289,258
                                                             --------------


                                                 SHARES           VALUE
                                               -----------   --------------

MORTGAGE REITS--0.4%
Annaly Mortgage Management, Inc. ..........        146,300   $    2,500,267
CapitalSource, Inc. .......................         77,500        1,412,050
                                                             --------------
                                                                  3,912,317
                                                             --------------
MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc. .....................          9,200          473,800

MOVIES & ENTERTAINMENT--1.7%
Time Warner, Inc. .........................        279,800        5,109,148
Viacom, Inc. Class B(n) ...................        125,800        5,194,282
Walt Disney Co. (The) .....................        191,000        6,614,330
                                                             --------------
                                                                 16,917,760
                                                             --------------
MULTI-LINE INSURANCE--1.2%
American International Group, Inc. ........        187,700       11,847,624

Hartford Financial Services Group,
Inc. (The) ................................          6,800          659,804
                                                             --------------
                                                                 12,507,428
                                                             --------------
MULTI-UTILITIES--0.5%
Public Service Enterprise Group, Inc. .....         49,500        4,732,200

OFFICE ELECTRONICS--0.1%
Xerox Corp.(n) ............................         63,400        1,105,696

OIL & GAS DRILLING--0.1%
ENSCO International, Inc. .................          9,600          532,704

OIL & GAS EQUIPMENT & SERVICES--1.2%
Dresser-Rand Group, Inc.(n) ...............         24,900          963,630
Global Industries Ltd.(n) .................         55,800        1,373,796
Halliburton Co. ...........................         98,000        3,863,160
National Oilwell Varco, Inc.(n) ...........         56,800        4,160,032
Tidewater, Inc. ...........................         26,400        1,443,288
                                                             --------------
                                                                 11,803,906
                                                             --------------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
Devon Energy Corp. ........................          5,400          504,360
Noble Energy, Inc. ........................          6,400          489,856
                                                             --------------
                                                                    994,216
                                                             --------------
OIL & GAS REFINING & MARKETING--0.3%
Holly Corp. ...............................         29,300        1,840,040
Valero Energy Corp. .......................         16,300        1,148,009
                                                             --------------
                                                                  2,988,049
                                                             --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.8%
Bank of America Corp. .....................        344,600       16,637,288
Citigroup, Inc. ...........................        172,800        7,240,320
JPMorgan Chase & Co. ......................        310,600       14,598,200
                                                             --------------
                                                                 38,475,808
                                                             --------------
PACKAGED FOODS & MEATS--0.3%
General Mills, Inc. .......................         44,500        2,568,985


                        See Notes to Financial Statements

Phoenix Balanced Fund


                                                 SHARES           VALUE
                                               -----------   --------------
PAPER PACKAGING--0.2%
Packaging Corp. of America ................         48,000   $    1,528,320

PERSONAL PRODUCTS--0.2%
NBTY, Inc.(n) .............................         64,600        2,299,760

PHARMACEUTICALS--3.9%
Abbott Laboratories .......................         25,500        1,392,810
Endo Pharmaceuticals Holdings, Inc.(n) ....         30,300          887,790
Forest Laboratories, Inc.(n).. ............         48,400        1,890,988
Johnson & Johnson .........................        190,500       12,414,885
Merck & Co., Inc. .........................        191,600       11,162,616
Pfizer, Inc. ..............................        426,000       10,483,860
Wyeth .....................................         29,500        1,434,585
                                                             --------------
                                                                 39,667,534
                                                             --------------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co. .........................         35,500        1,017,430

PROPERTY & CASUALTY INSURANCE--0.8%
Allstate Corp. (The) ......................         13,700          717,880
Chubb Corp. (The) .........................         21,600        1,152,360
Cincinnati Financial Corp. ................         19,900          791,622
Philadelphia Consolidated Holding Co.(n) ..          9,500          387,600
Travelers Cos., Inc. (The) ................        101,800        5,314,978
                                                             --------------
                                                                  8,364,440
                                                             --------------
RAILROADS--0.1%
Norfolk Southern Corp. ....................         25,900        1,337,735

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Jones Lang LaSalle, Inc. ..................          3,600          343,188

REGIONAL BANKS--0.4%
Bank of Hawaii Corp. ......................          6,700          356,172
KeyCorp ...................................         45,200        1,285,940
Regions Financial Corp. ...................         53,100        1,440,072
SunTrust Banks, Inc. ......................          8,900          646,140
Synovus Financial Corp. ...................         23,100          608,916
                                                             --------------
                                                                  4,337,240
                                                             --------------
RESTAURANTS--1.1%
McDonald's Corp. ..........................        132,600        7,916,220
Yum! Brands, Inc. .........................         84,600        3,406,842
                                                             --------------
                                                                 11,323,062
                                                             --------------
SEMICONDUCTOR EQUIPMENT--0.6%
Applied Materials, Inc. ...................        124,300        2,413,906
KLA-Tencor Corp. ..........................          7,800          410,670
Lam Research Corp.(n) .....................         16,300          818,260
MEMC Electronic Materials, Inc.(n) ........         12,200          893,284
Novellus Systems, Inc.(n) .................         47,600        1,352,316
                                                             --------------
                                                                  5,888,436
                                                             --------------


                                                 SHARES           VALUE
                                               -----------   --------------

SEMICONDUCTORS--1.1%
Amkor Technology, Inc.(n) .................         56,500   $      640,145
Integrated Device Technology, Inc.(n) .....         79,700        1,070,371
Intel Corp. ...............................        119,800        3,222,620
NVIDIA Corp.(n) ...........................         63,050        2,230,709
ON Semiconductor Corp.(n) .................         60,800          620,160
Texas Instruments, Inc. ...................        109,000        3,553,400
                                                             --------------
                                                                 11,337,405
                                                             --------------
SOFT DRINKS--0.9%
Coca-Cola Co. (The) .......................         82,100        5,070,496
Pepsi Bottling Group, Inc. (The) ..........         92,300        3,976,284
                                                             --------------
                                                                  9,046,780
                                                             --------------
SPECIALIZED REITS--0.1%
FelCor Lodging Trust, Inc. ................         53,700        1,124,478

SPECIALTY CHEMICALS--0.1%
Albemarle Corp. ...........................          9,900          472,824
Fuller (H.B.) Co. .........................         29,300          862,299
                                                             --------------
                                                                  1,335,123
                                                             --------------
STEEL--0.3%
AK Steel Holding Corp.(n) .................         40,400        2,025,252
United States Steel Corp. .................          5,900          636,610
                                                             --------------
                                                                  2,661,862
                                                             --------------
SYSTEMS SOFTWARE--3.0%
BMC Software, Inc.(n) .....................         32,200        1,089,648
McAfee, Inc.(n) ...........................         13,700          566,495
Microsoft Corp. ...........................        540,600       19,899,486
Oracle Corp.(n) ...........................        278,900        6,183,213
Symantec Corp.(n) .........................        144,200        2,708,076
                                                             --------------
                                                                 30,446,918
                                                             --------------
TECHNOLOGY DISTRIBUTORS--0.0%
Arrow Electronics, Inc.(n) ................          8,400          335,832

TOBACCO--0.9%
Altria Group, Inc. ........................         55,500        4,047,615
Loews Corp. - Carolina Group.. ............         52,400        4,494,872
Universal Corp. ...........................         10,900          531,266
                                                             --------------
                                                                  9,073,753
                                                             --------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Nextel Corp. .......................        150,400        2,571,840
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $456,085,700)                                  584,996,239
---------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix Balanced Fund

                                                 SHARES           VALUE
                                               -----------   --------------

FOREIGN COMMON STOCKS(d)--0.6%

COMPUTER STORAGE & PERIPHERALS--0.2%
Seagate Technology (Singapore) ............         55,000   $    1,531,200

IT CONSULTING & OTHER SERVICES--0.3%
Accenture Ltd. Class A (United States) ....         85,200        3,327,060

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States) ...         13,500          971,325
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,962,834)                                      5,829,585
---------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.7%
(IDENTIFIED COST $864,649,617)                                  992,689,012
---------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--4.2%

MONEY MARKET MUTUAL FUNDS--2.6%
State Street Navigator Prime Plus
(5.08% seven-day effective yield)(p) ......     26,327,918       26,327,918


                                                  PAR
                                                 VALUE
                                                 (000)           VALUE
                                               -----------   --------------

COMMERCIAL PAPER(q)--1.6%
Abbott Laboratories 4.70%, 11/1/07 ........    $     7,490   $    7,490,000
UBS Finance Delaware LLC 4.71%, 11/2/07 ...          7,979        7,978,956
                                                             --------------
                                                                 15,468,956
                                                             --------------
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $41,796,874) .............                      41,796,874
---------------------------------------------------------------------------
TOTAL INVESTMENTS--102.9%
(IDENTIFIED COST $906,446,491) ............                   1,034,485,886(a)
Other assets and liabilities, net--(2.9)% .                     (28,783,608)
                                                             --------------
NET ASSETS--100.0% ........................                  $1,005,702,278
                                                             ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $139,664,709 and gross depreciation of $13,099,263 for federal income tax purposes. At October 31, 2007, the aggregate cost of securities for federal income tax purposes was $907,920,440.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to a value of $47,316,816 or 4.7% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)  Par value represents Australian Dollar.
(g)  Par value represents Brazilian Real.
(h)  Par value represents Canadian Dollar.
(i)  Par value represents Euro.
(j)  Par value represents Mexican Peso.
(k)  Par value represents Norwegian Krone.
(l)  Par value represents Swedish Krona.
(m)  Escrowed to maturity.
(n)  Non-income producing.
(o)  All or a portion of security is on loan.
(p) Represents security purchased with cash collateral received for securities on loan.
(q)  The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix Balanced Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2007


ASSETS
Investment securities at value including $25,262,446 of
   securities on loan (Identified cost $906,446,491)           $1,034,485,886
Foreign currency at value (Identified cost $124,599)                  127,471
Cash                                                                   12,687
Receivables
   Investment securities sold                                       6,513,497
   Interest                                                         4,113,489
   Dividends                                                          453,119
   Fund shares sold                                                    84,279
Trustee retainer                                                        4,533
Prepaid expenses                                                       47,666
Other assets                                                          219,696
                                                               --------------
     Total assets                                               1,046,062,323
                                                               --------------
LIABILITIES
Payables
   Investment securities purchased                                 11,660,486
   Fund shares repurchased                                          1,012,629
   Upon return of securities loaned                                26,327,918
   Investment advisory fee                                            488,273
   Distribution and service fees                                      278,625
   Trustee deferred compensation plan                                 219,696
   Transfer agent fee                                                 204,261
   Administration fee                                                  70,547
   Professional fee                                                    30,784
   Other accrued expenses                                              66,826
                                                               --------------
     Total liabilities                                             40,360,045
                                                               --------------
NET ASSETS                                                     $1,005,702,278
                                                               ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $  818,718,855
Undistributed net investment income                                 2,284,238
Accumulated net realized gain                                      56,641,592
Net unrealized appreciation                                       128,057,593
                                                               --------------
NET ASSETS                                                     $1,005,702,278
                                                               ==============
CLASS A
Net asset value per share (net assets/shares outstanding)              $15.48
Offering price per share $15.48/(1-5.75%)                              $16.42
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                         59,400,314
Net Assets                                                     $  919,363,139

CLASS B
Net asset value (net assets/shares outstanding) and offering
   price per share                                                     $15.41
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                            974,160
Net Assets                                                     $   15,013,196

CLASS C
Net asset value (net assets/shares outstanding) and offering
   price per share                                                     $15.40
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                          4,631,533
Net Assets                                                     $   71,325,943



                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2007


INVESTMENT INCOME
Interest                                                       $   23,896,819
Dividends                                                          11,613,706
Security lending                                                      177,832
                                                               --------------
     Total investment income                                       35,688,357
                                                               --------------
EXPENSES
Investment advisory fee                                             5,705,555
Service fees, Class A                                               2,373,874
Distribution and service fees, Class B                                176,521
Distribution and service fees, Class C                                739,936
Administration fee                                                    868,789
Transfer agent                                                      1,533,449
Printing                                                              422,491
Custodian                                                             150,226
Trustees                                                               89,131
Professional                                                           69,393
Registration                                                           49,669
Miscellaneous                                                         152,400
                                                               --------------
     Total expenses                                                12,331,434
Custodian fees paid indirectly                                        (11,662)
                                                               --------------
     Net expenses                                                  12,319,772
                                                               --------------
NET INVESTMENT INCOME (LOSS)                                       23,368,585
                                                               --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                            64,231,080
Net realized gain (loss) on foreign currency
   transactions                                                      (168,443)
Net change in unrealized appreciation (depreciation)
   on investments                                                  13,804,048
Net change in unrealized appreciation (depreciation)
   on foreign currency translations                                    77,509
                                                               --------------
NET GAIN (LOSS) ON INVESTMENTS                                     77,944,194
                                                               --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $  101,312,779
                                                               ==============


                        See Notes to Financial Statements

Phoenix Balanced Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Year Ended             Year Ended
                                                                                        October 31, 2007       October 31, 2006
                                                                                      -------------------   --------------------
FROM OPERATIONS
   Net investment income (loss)                                                         $   23,368,585         $   23,857,783
   Net realized gain (loss)                                                                 64,062,637             94,392,054
   Net change in unrealized appreciation (depreciation)                                     13,881,557             15,257,915
                                                                                        --------------         --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             101,312,779            133,507,752
                                                                                        --------------         --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                          (21,516,615)           (21,909,817)
   Net investment income, Class B                                                             (272,953)              (303,022)
   Net investment income, Class C                                                           (1,137,169)            (1,188,196)
   Net realized short-term gains, Class A                                                  (16,678,767)           (12,949,724)
   Net realized short-term gains, Class B                                                     (350,565)              (252,919)
   Net realized short-term gains, Class C                                                   (1,319,973)            (1,047,968)
   Net realized long-term gains, Class A                                                   (69,262,371)            (9,843,957)
   Net realized long-term gains, Class B                                                    (1,455,801)              (192,248)
   Net realized long-term gains, Class C                                                    (5,481,487)              (796,653)
                                                                                        --------------         --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                              (117,475,701)           (48,484,504)
                                                                                        --------------         --------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,203,497 and 1,276,118 shares, respectively)             18,154,963             19,211,067
   Net asset value of shares issued from reinvestment of distributions
     (6,815,463 and 2,762,473 shares, respectively)                                        100,185,014             40,686,648
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (0 and 2,225,871 shares, respectively) (See Note 8)                                            --             32,949,812
   Cost of shares repurchased (10,465,094 and 13,183,037 shares, respectively)            (158,290,912)          (197,131,657)
                                                                                        --------------         --------------
Total                                                                                      (39,950,935)          (104,284,130)
                                                                                        --------------         --------------
CLASS B
   Proceeds from sales of shares (127,818 and 106,640 shares, respectively)                  1,924,970              1,592,921
   Net asset value of shares issued from reinvestment of distributions
     (131,702 and 44,357 shares, respectively)                                               1,926,608                650,488
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (0 and 429,649 shares, respectively) (See Note 8)                                              --              6,334,955
   Cost of shares repurchased (603,427 and 639,434 shares, respectively)                    (9,022,004)            (9,517,921)
                                                                                        --------------         --------------
Total                                                                                       (5,170,426)              (939,557)
                                                                                        --------------         --------------
CLASS C
   Proceeds from sales of shares (32,888 and 56,476 shares, respectively)                      489,296                836,494
   Net asset value of shares issued from reinvestment of distributions
     (493,928 and 166,546 shares, respectively)                                              7,222,681              2,440,607
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (0 and 252,298 shares, respectively) (See Note 8)                                              --              3,717,384
   Cost of shares repurchased (799,375 and 1,167,285 shares, respectively)                 (12,026,022)           (17,364,236)
                                                                                        --------------         --------------
Total                                                                                       (4,314,045)           (10,369,751)
                                                                                        --------------         --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (49,435,406)          (115,593,438)
                                                                                        --------------         --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                   (65,598,328)           (30,570,190)

NET ASSETS
   Beginning of period                                                                   1,071,300,606          1,101,870,796
                                                                                        --------------         --------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $2,284,238 AND $1,942,878, RESPECTIVELY)                                           $1,005,702,278         $1,071,300,606
                                                                                        ==============         ==============

                        See Notes to Financial Statements
                                                                              23

Phoenix Balanced Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                                -------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------------
                                                      2007         2006         2005          2004         2003(3)
Net asset value, beginning of period                 $15.74       $14.55       $14.98        $14.31        $12.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                     0.35         0.34         0.32          0.29          0.28
   Net realized and unrealized gain (loss)             1.16         1.53         0.18          0.69          1.49
                                                     ------       ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.51         1.87         0.50          0.98          1.77
                                                     ------       ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.35)       (0.34)       (0.32)        (0.31)        (0.28)
   Distributions from net realized gains              (1.42)       (0.34)       (0.61)           --            --
                                                     ------       ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                              (1.77)       (0.68)       (0.93)        (0.31)        (0.28)
                                                     ------       ------       ------        ------        ------
Change in net asset value                             (0.26)        1.19        (0.43)         0.67          1.49
                                                     ------       ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                       $15.48       $15.74       $14.55        $14.98        $14.31
                                                     ======       ======       ======        ======        ======
Total return(1)                                       10.26%       13.29%        3.21%         6.91%        13.98%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)           $919,363     $973,751   $1,000,790      $926,383      $999,427

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                              1.12%        1.08%        1.05%         1.06%         1.07%
   Net investment income (loss)                        2.31%        2.29%        2.16%         1.98%         2.10%
Portfolio turnover                                       54%          78%          58%           68%           92%



                                                                             CLASS B
                                                -------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------------
                                                      2007         2006         2005          2004         2003(3)
Net asset value, beginning of period                 $15.69       $14.50       $14.93        $14.26        $12.78
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                     0.24         0.23         0.21          0.18          0.18
   Net realized and unrealized gain (loss)             1.13         1.53         0.18          0.69          1.48
                                                     ------       ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.37         1.76         0.39          0.87          1.66
                                                     ------       ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.23)       (0.23)       (0.21)        (0.20)        (0.18)
   Distributions from net realized gains              (1.42)       (0.34)       (0.61)           --            --
                                                     ------       ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                              (1.65)       (0.57)       (0.82)        (0.20)        (0.18)
                                                     ------       ------       ------        ------        ------
Change in net asset value                             (0.28)        1.19        (0.43)         0.67          1.48
                                                     ------       ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                       $15.41       $15.69       $14.50        $14.93        $14.26
                                                     ======       ======       ======        ======        ======
Total return(1)                                        9.41%       12.43%        2.47%         6.12%        13.09%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $15,013      $20,676      $19,970       $16,814       $21,374

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                              1.87%        1.83%        1.80%         1.80%         1.82%
   Net investment income (loss)                        1.58%        1.54%        1.39%         1.23%         1.37%
Portfolio turnover                                       54%          78%          58%           68%           92%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under high yield debt instruments, previously included within interest income, as a component of realized gain
    (loss) in the statement of operations. There was no impact on either the per share net investment income or the net realized and unrealized gain (loss) or the investment income ratios for the year ended October 31, 2003.

                        See Notes to Financial Statements

Phoenix Balanced Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                    CLASS C
                                                 ----------------------------------------------
                                                 YEAR ENDED OCTOBER 31,        FROM INCEPTION
                                                 ----------------------       APRIL 19, 2005 TO
                                                   2007           2006        OCTOBER 31, 2005
Net asset value, beginning of period              $15.68         $14.49            $14.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  0.23           0.23              0.10
   Net realized and unrealized gain (loss)          1.14           1.53              0.01
                                                  ------         ------            ------
   TOTAL FROM INVESTMENT OPERATIONS                 1.37           1.76              0.11
                                                  ------         ------            ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.23)         (0.23)            (0.09)
   Distributions from net realized gains           (1.42)         (0.34)               --
                                                  ------         ------            ------
     TOTAL DISTRIBUTIONS                           (1.65)         (0.57)            (0.09)
                                                  ------         ------            ------
Change in net asset value                          (0.28)          1.19              0.02
                                                  ------         ------            ------
NET ASSET VALUE, END OF PERIOD                    $15.40         $15.68            $14.49
                                                  ======         ======            ======
Total return(1)                                     9.42%         12.44%             0.75%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $71,326        $76,874           $81,111

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                           1.87%          1.83%             1.80%(3)
   Net investment income (loss)                     1.56%          1.54%             1.22%(3)
Portfolio turnover                                    54%            78%               58%(4)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

PHOENIX CAPITAL GROWTH FUND

                                                                 TICKER SYMBOLS:
                                                                 A Share: PHGRX
                                                                 B Share: PGTBX
                                                                 C Share: PHCAX


    THE PHOENIX CAPITAL GROWTH FUND ("CAPITAL GROWTH FUND") IS DIVERSIFIED AND HAS AN INVESTMENT OBJECTIVE OF LONG-TERM CAPITAL APPRECIATION.

[ ] For the fiscal year ended October 31, 2007, the Fund's Class A shares returned 15.21%, Class B shares returned 14.37% and Class C shares returned 13.23% for the period of November 21, 2006 through October 31, 2007. For the fiscal year, the S&P 500(R) Index returned 14.56% and the Russell 1000 Growth Index returned 19.23%.

HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

[ ] The four quarters of this fiscal year have experienced significant shifts in economic expectations.

[ ] In Q4 '06 as a result of oil prices moderating along with the Fed going `on hold' from its previous path of continued interest rate increases, the markets advanced, albeit discarding higher quality and rewarding lower quality securities.

[ ] In Q1 '07 the market's focus became the subprime mortgage issues, and how widespread its impact. The result was a volatile and flat equity market with the biggest negative impact on financial stocks.

[ ] Q2 '07 experienced thriving merger and acquisition activity, despite rising inflationary (commodity driven) fears, interest rates, and the continued deterioration of the housing markets.

[ ] Q3 '07 a liquidity freeze-up and credit-market meltdown led to a volatile quarter. Investors reassessed their appetite for risk, as mergers & acquisitions activity came to a near standstill. August turned in the first monthly employment decline in 4 years, and the U.S. continued to get squeezed by rising energy costs and deteriorating housing & financing conditions. These pressures and issues inspired the Federal Reserve to lower interest rates by a half-percentage-point, leading to a strong rally in the overall markets for September. As a result, overall equity market sectors posted mixed results for the quarter.

[ ] During this quarter, underlying concerns with regard to liquidity in the overall financial markets impacted the portfolio. The hedge fund community was forced to lower leverage and liquidate in mid-July through mid-August. To achieve this, they were forced to sell better quality companies that they held and cover, or buy back, shorted (unattractive) securities. Consequently, investment strategies focusing on attractive valuations and higher quality suffered as a result; nonetheless the market subsequently has moved toward a more 'normal' state.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[ ] The first fiscal half environment wherein investors favored value oriented stocks shifted to a second half of investors chasing growth, at the expense of, and in contradiction to, valuation metrics. Amid expectations for slower U.S. economic growth, yet expectations for continued Global Growth, large-cap growth stocks with international sales were generally rewarded during this period. During this fiscal year, while the portfolio returned mid-double digit returns, it lagged the Russell 1000 Growth Index. As may be expected during an environment like this, the Consumer Discretionary and Financials sectors underperformed the Russell 1000 Growth Index, as did the Consumer Staples, Health Care and Telecommunication Services sectors. The Materials and Energy sectors were the top performers for this year period. Overall, the portfolio's sector allocations were additive to returns. Stock holdings, particularly within Information Technology, Industrials, and Consumer Discretionary detracted from the portfolio's returns for this period.

[ ] Top contributing securities in the portfolio were: Freeport-McMoRan, a metals and mining company; Apple, the i-technology company; Cisco, a communications technology company; and Celanese, a diversified chemical company. On the flip side, detractors from return were: Motorola, a telecommunications equipment company; BEA Systems, an internet software company; Electronic Data Systems, an IT service provider; and Mylan, a generic pharmaceuticals company.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

BECAUSE THE FUND IS HEAVILY WEIGHTED IN THE TECHNOLOGY SECTOR, IT WILL BE IMPACTED BY THAT SECTOR'S PERFORMANCE MORE THAN A FUND WITH BROADER SECTOR DIVERSIFICATION.


       For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

Phoenix Capital Growth Fund

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ending 10/31/07
----------------------------------------------------------------------------------------------------------
                                                                                INCEPTION     INCEPTION
                                              1 YEAR      5 YEARS   10 YEARS   TO 10/31/07      DATE
----------------------------------------------------------------------------------------------------------
 Class A Shares at NAV(2)                     15.21%       8.98%     0.77%         --                --
 Class A Shares at POP(3,4)                    8.58        7.70      0.18          --                --
 Class B Shares at NAV(2)                     14.37        8.18      0.02          --                --
 Class B Shares with CDSC(4)                  10.37        8.18      0.02          --                --
 Class C Shares at NAV(2)                        --          --        --       13.23%         11/21/06
 Class C Shares with CDSC(4)                     --          --        --       12.23          11/21/06
 S&P 500(R) Index                             14.56       13.88      7.11      Note 5                --
 Russell 1000(R) Growth Index                 19.23       12.61      4.81      Note 5                --

 FUND EXPENSE RATIOS(6): A SHARES: OPERATING RATIO 1.38%; B SHARES: OPERATING RATIO 2.13%; C SHARES:
 OPERATING RATIO 2.13%.

    ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) INDEX RETURNS SINCE THE INCEPTION OF CLASS C SHARES (11/21/06) ARE 12.34% FOR THE S&P 500(R) INDEX AND 16.41% FOR THE RUSSELL 1000 GROWTH INDEX.
(6) PER PROSPECTUS EFFECTIVE 2/28/07.


GROWTH OF $10,000 for periods ending 10/31
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]
Plot points for EDGAR purposes are as follows:

                                                      Russell
                  Phoenix              Phoenix        1000(R)
           Capital Growth Fund   Capital Growth Fund  Growth       S&P 500(R)
                 Class A               Class B        Index          Index

10/31/97         $ 9,425               $10,000        $10,000       $10,000
10/31/98          10,580                11,141         12,464        12,202
10/30/99          13,729                14,350         16,733        15,348
10/29/00          15,161                15,729         18,294        16,277
10/31/01           7,662                 7,894         10,987        12,221
10/31/02           6,621                 6,762          8,831        10,375
10/31/03           7,740                 7,845         10,758        12,537
10/31/04           7,913                 7,966         11,121        13,717
10/29/05           8,292                 8,287         12,102        14,912
10/31/06           8,834                 8,759         13,414        17,348
10/31/07          10,177                10,018         15,992        19,874


SECTOR WEIGHTINGS as of 10/31/07*
--------------------------------------------------------------------------------
Information Technology                          27%
Health Care                                     14%
Industrials                                      9%
Energy                                           8%
Consumer Staples                                 6%
Consumer Discretionary                           6%
Materials                                        5%
Other (includes short-term investments)         25%

* % of total investments as of October 31, 2007.

       For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

PHOENIX CAPITAL GROWTH FUND

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2007

                                                  SHARES           VALUE
                                                ----------     ------------

DOMESTIC COMMON STOCKS--96.7%

AEROSPACE & DEFENSE--3.1%
Goodrich Corp.(d) .........................         41,450     $  2,887,407
Lockheed Martin Corp.(d) ..................        109,200       12,016,368
United Technologies Corp. .................         14,000        1,072,260
                                                               ------------
                                                                 15,976,035
                                                               ------------
AIRLINES--1.6%
Continental Airlines, Inc. Class B(b)(d) ..        232,200        7,976,070

APPLICATION SOFTWARE--1.1%
Adobe Systems, Inc.(b)(d) .................         19,400          929,260
Autodesk, Inc.(b)(d) ......................         92,400        4,518,360
                                                               ------------
                                                                  5,447,620
                                                               ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.6%
Affiliated Managers Group, Inc.(b)(d) .....         27,150        3,571,583
Janus Capital Group, Inc.(d).. ............        132,500        4,572,575
                                                               ------------
                                                                  8,144,158
                                                               ------------
BIOTECHNOLOGY--3.6%
Genzyme Corp.(b)(d) .......................         18,200        1,382,654
Gilead Sciences, Inc.(b)(d) ...............        364,100       16,817,779
                                                               ------------
                                                                 18,200,433
                                                               ------------
COMMODITY CHEMICALS--0.9%
Celanese Corp. Series A(d) ................        106,800        4,481,328

COMMUNICATIONS EQUIPMENT--4.2%
Cisco Systems, Inc.(b) ....................        592,498       19,587,984
Corning, Inc.(d) ..........................         37,700          914,979
QUALCOMM, Inc.(d) .........................         18,300          781,959
                                                               ------------
                                                                 21,284,922
                                                               ------------
COMPUTER HARDWARE--7.7%
Apple, Inc.(b)(d) .........................         93,700       17,798,315
Dell, Inc.(b)(d) ..........................        305,050        9,334,530
Hewlett-Packard Co.(d) ....................        165,500        8,553,040
International Business Machines Corp.(d) ..         31,250        3,628,750
                                                               ------------
                                                                 39,314,635
                                                               ------------
COMPUTER STORAGE & PERIPHERALS--2.0%
EMC Corp.(b)(d) ...........................        398,800       10,125,532

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.5%
Cummins, Inc.(d) ..........................         28,750        3,448,850
Deere & Co.(d) ............................         25,550        3,957,695
                                                               ------------
                                                                  7,406,545
                                                               ------------


                                                  SHARES           VALUE
                                                ----------     ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Electronic Data Systems Corp.(d) ..........        161,550     $  3,487,865
MasterCard, Inc. Class A(d) ...............          6,800        1,288,940
                                                               ------------
                                                                  4,776,805
                                                               ------------
DIVERSIFIED METALS & MINING--3.2%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia)(c)(d) .........................        139,950       16,469,316

DRUG RETAIL--0.1%
Walgreen Co.(d) ...........................         17,700          701,805

ENVIRONMENTAL & FACILITIES SERVICES--2.5%
Allied Waste Industries, Inc.(b)(d) .......      1,025,650       12,964,216

FOOD RETAIL--0.7%
Kroger Co. (The)(d) .......................        113,200        3,326,948

FOOTWEAR--0.7%
NIKE, Inc. Class B(d) .....................         50,950        3,375,947

GENERAL MERCHANDISE STORES--0.2%
Target Corp.(d) ...........................         15,500          951,080

HEALTH CARE EQUIPMENT--1.8%
Baxter International, Inc.(d). ............         83,700        5,022,837
Kinetic Concepts, Inc.(b)(d).. ............         59,150        3,554,915
Medtronic, Inc.(d) ........................         16,500          782,760
                                                               ------------
                                                                  9,360,512
                                                               ------------
HEALTH CARE SERVICES--1.3%
Express Scripts, Inc.(b) ..................         50,950        3,214,945
Laboratory Corp. of America Holdings(b)(d)          51,300        3,526,875
                                                               ------------
                                                                  6,741,820
                                                               ------------
HOUSEHOLD PRODUCTS--3.2%
Clorox Co. (The)(d) .......................         64,150        4,013,866
Colgate-Palmolive Co.(d) ..................        102,150        7,790,980
Energizer Holdings, Inc.(b)(d) ............         42,300        4,411,890
                                                               ------------
                                                                 16,216,736
                                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.2%
AES Corp. (The)(b)(d) .....................        154,400        3,305,704
NRG Energy, Inc.(b)(d) ....................        170,600        7,789,596
                                                               ------------
                                                                 11,095,300
                                                               ------------
INDUSTRIAL CONGLOMERATES--1.1%
General Electric Co. ......................        132,100        5,437,236

INTEGRATED OIL & GAS--3.7%
Exxon Mobil Corp.(d) ......................        117,800       10,836,422


                        See Notes to Financial Statements
28

Phoenix Capital Growth Fund

                                                  SHARES          VALUE
                                                ----------    -------------

INTEGRATED OIL & GAS--CONTINUED
Marathon Oil Corp.(d) .....................        133,550     $  7,896,811
                                                              -------------
                                                                 18,733,233
                                                              -------------
INTERNET RETAIL--0.6%
Expedia, Inc.(b)(d) .......................         86,000        2,808,760

INTERNET SOFTWARE & SERVICES--0.2%
eBay, Inc.(b)(d) ..........................         23,000          830,300

INVESTMENT BANKING & BROKERAGE--1.0%
Merrill Lynch & Co., Inc.(d).. ............          8,100          534,762
Morgan Stanley(d) .........................         66,175        4,450,931
                                                              -------------
                                                                  4,985,693
                                                              -------------
LIFE SCIENCES TOOLS & SERVICES--1.5%
Invitrogen Corp.(b)(d) ....................         38,400        3,489,408
Waters Corp.(b) ...........................         56,600        4,357,068
                                                              -------------
                                                                  7,846,476
                                                              -------------
MANAGED HEALTH CARE--3.5%
Aetna, Inc. ...............................         63,400        3,561,178
CIGNA Corp.(d) ............................         56,050        2,942,064
Humana, Inc.(b)(d) ........................         99,100        7,427,545
UnitedHealth Group, Inc. ..................         61,900        3,042,385
WellCare Health Plans, Inc.(b)(d) .........         38,900          940,991
                                                              -------------
                                                                 17,914,163
                                                              -------------
METAL & GLASS CONTAINERS--1.6%
Owens-Illinois, Inc.(b)(d) ................        186,800        8,297,656

MOVIES & ENTERTAINMENT--4.6%
Regal Entertainment Group Class A(d) ......        424,700        9,585,479
Walt Disney Co. (The)(d) ..................        396,470       13,729,756
                                                              -------------
                                                                 23,315,235
                                                              -------------
OIL & GAS EQUIPMENT & SERVICES--3.4%
Global Industries Ltd.(b) .................        218,250        5,373,315
National Oilwell Varco, Inc.(b)(d) ........        134,000        9,814,160
Tidewater, Inc.(d) ........................         43,450        2,375,411
                                                              -------------
                                                                 17,562,886
                                                              -------------
OIL & GAS REFINING & MARKETING--2.5%
Frontier Oil Corp.(d) .....................        124,500        5,700,855
Holly Corp.(d) ............................         47,750        2,998,700
Valero Energy Corp.(d) ....................         59,650        4,201,149
                                                              -------------
                                                                 12,900,704
                                                              -------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.1%
Citigroup, Inc.(d) ........................         10,800          452,520

PHARMACEUTICALS--6.8%
Abbott Laboratories(d) ....................         14,700          802,914
Johnson & Johnson(d) ......................         13,200          860,244


                                                  SHARES          VALUE
                                                ----------    -------------

PHARMACEUTICALS--CONTINUED
Merck & Co., Inc. .........................        198,100    $  11,541,306
Schering-Plough Corp. .....................        306,950        9,368,114
Watson Pharmaceuticals, Inc.(b)(d) ........        365,750       11,177,320
Wyeth(d) ..................................         17,800          865,614
                                                              -------------
                                                                 34,615,512
                                                              -------------
PROPERTY & CASUALTY INSURANCE--1.4%
Berkley (W.R.) Corp.(d) ...................        233,550        7,027,520

RAILROADS--0.9%
Norfolk Southern Corp.(d) .................         84,900        4,385,085

RESTAURANTS--1.1%
Yum! Brands, Inc.(d) ......................        143,800        5,790,826

SEMICONDUCTOR EQUIPMENT--3.8%
Applied Materials, Inc.(d) ................        614,500       11,933,590
Lam Research Corp.(b)(d) ..................         93,200        4,678,640
Novellus Systems, Inc.(b)(d).. ............        105,350        2,992,993
                                                              -------------
                                                                 19,605,223
                                                              -------------
SEMICONDUCTORS--2.8%
Broadcom Corp. Class A(b)(d).. ............         25,700          836,535
Intel Corp. ...............................        301,250        8,103,625
NVIDIA Corp.(b)(d) ........................        105,400        3,729,052
Texas Instruments, Inc.(d) ................         31,500        1,026,900
Xilinx, Inc.(d) ...........................         21,600          527,040
                                                              -------------
                                                                 14,223,152
                                                              -------------
SOFT DRINKS--2.6%
Pepsi Bottling Group, Inc. (The)(d) .......        281,550       12,129,174
PepsiCo, Inc.(d) ..........................         13,700        1,009,964
                                                              -------------
                                                                 13,139,138
                                                              -------------
SPECIALIZED FINANCE--0.7%
Nasdaq Stock Market, Inc. (The)(b) ........         78,400        3,661,280

SPECIALTY CHEMICALS--0.7%
Sigma-Aldrich Corp.(d) ....................         69,000        3,565,230

SPECIALTY STORES--0.1%
Staples, Inc.(d) ..........................         32,000          746,880

SYSTEMS SOFTWARE--7.1%
Microsoft Corp.(d) ........................        491,350       18,086,594
Oracle Corp.(b) ...........................        824,450       18,278,056
                                                              -------------
                                                                 36,364,650
                                                              -------------
TOBACCO--0.8%
UST, Inc.(d) ..............................         74,750        3,985,670

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $385,260,252)                                  492,532,791
--------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Capital Growth Fund

                                                  SHARES          VALUE
                                                ----------    -------------

FOREIGN COMMON STOCKS(c)--2.2%

COMMUNICATIONS EQUIPMENT--1.2%
Nokia Oyj Sponsored ADR (Finland)(d) ......        153,400    $   6,093,048

SEMICONDUCTOR EQUIPMENT--1.0%
ASM Lithography Holding N.V.
(Netherlands)(b)(d) .......................        146,300        5,108,796

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $9,988,520)                                     11,201,844
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.9%
(IDENTIFIED COST $395,248,772)                                  503,734,635
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--20.9%

MONEY MARKET MUTUAL FUNDS--19.7%
State Street Navigator Prime Plus
(5.08% seven-day effective yield)(e) ......    100,310,578      100,310,578


                                                    PAR
                                                   VALUE
                                                   (000)
                                                  --------

COMMERCIAL PAPER(f)--1.2%
Govco, Inc. 5.28%, 11/5/07 ................         $1,800        1,798,746
Northern Illinois Gas Co. 4.75%, 11/1/07 ..          4,130        4,130,000
                                                              -------------
                                                                  5,928,746
                                                              -------------

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $106,239,522)                                  106,239,324
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--119.8%
(IDENTIFIED COST $501,488,294)                                  609,973,959(a)

Other assets and liabilities, net--(19.8)%                     (100,857,549)
                                                              -------------
NET ASSETS--100.0%                                            $ 509,116,410
                                                              =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $113,763,434 and gross depreciation of $7,728,840 for federal income tax purposes. At October 31, 2007, the aggregate cost of securities for federal income tax purposes was $503,939,365.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) The rate shown is the discount rate.

                        See Notes to Financial Statements

Phoenix Capital Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2007

ASSETS
Investment securities at value
   including $113,538,193 of securities
   on loan (Identified cost $501,488,294)                         $ 609,973,959
Cash                                                                        273
Receivables
   Investment securities sold                                           400,783
   Dividends                                                            190,717
   Fund shares sold                                                      10,887
   Tax reclaims                                                             559
Trustee retainer                                                          2,088
Prepaid expenses                                                         32,996
Other assets                                                            112,946
                                                                  -------------
   Total assets                                                     610,725,208
                                                                  -------------
LIABILITIES
Payables
   Fund shares repurchased                                              500,613
   Upon return of securities loaned                                 100,310,578
   Investment advisory fee                                              300,284
   Transfer agent fee                                                   177,528
   Distribution and service fees                                        117,132
   Trustee deferred compensation plan                                   112,946
   Administration fee                                                    33,731
   Professional fee                                                      28,494
   Other accrued expenses                                                27,492
                                                                  -------------
     Total liabilities                                              101,608,798
                                                                  -------------
NET ASSETS                                                        $ 509,116,410
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 716,451,256
Accumulated net investment loss                                          (8,477)
Accumulated net realized loss                                      (315,812,034)
Net unrealized appreciation                                         108,485,665
                                                                  -------------
NET ASSETS                                                        $ 509,116,410
                                                                  =============
CLASS A
Net asset value per share (net assets/shares outstanding)                $18.18
Offering price per share $18.18/(1-5.75%)                                $19.29
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                           27,151,215
Net Assets                                                        $ 493,633,433

CLASS B
Net asset value (net assets/shares outstanding) and offering
   price per share                                                       $16.55
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              661,007
Net Assets                                                        $  10,937,398

CLASS C
Net asset value (net assets/shares outstanding) and offering
   price per share                                                       $18.06
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              251,756
Net Assets                                                        $   4,545,579



                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2007


INVESTMENT INCOME
Dividends                                                           $ 5,593,519
Interest                                                                431,283
Security lending                                                        116,535
                                                                    -----------
     Total investment income                                          6,141,337
                                                                    -----------
EXPENSES
Investment advisory fee                                               3,425,055
Service fees, Class A                                                 1,190,275
Distribution and service fees, Class B                                  101,593
Distribution and service fees, Class C                                   30,244
Administration fee                                                      406,182
Transfer agent                                                        1,391,795
Printing                                                                199,964
Custodian                                                                59,993
Professional                                                             50,845
Registration                                                             42,399
Trustees                                                                 41,876
Miscellaneous                                                            68,641
                                                                    -----------
     Total expenses                                                   7,008,862
Custodian fees paid indirectly                                             (672)
                                                                    -----------

     Net expenses                                                     7,008,190
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                           (866,853)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                              29,907,401
Net change in unrealized appreciation (depreciation)
   on investments                                                    42,011,961
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                       71,919,362
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $71,052,509
                                                                    ===========

                        See Notes to Financial Statements

Phoenix Capital Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Year Ended         Year Ended
                                                                                           October 31, 2007   October 31, 2006
                                                                                           ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                             $    (866,853)      $ (1,753,185)
   Net realized gain (loss)                                                                    29,907,401         58,238,556
   Net change in unrealized appreciation (depreciation)                                        42,011,961        (22,747,442)
                                                                                            -------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 71,052,509         33,737,929
                                                                                            -------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                      --         (3,128,886)
   Net investment income, Class B                                                                      --                 --
   Net investment income, Class C                                                                      --                 --
                                                                                            -------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                           --         (3,128,886)
                                                                                            -------------       ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (1,649,619 and 537,085 shares, respectively)                  27,319,999          8,228,084
   Net asset value of shares issued from reinvestment of distributions
     (0 and 184,811 shares, respectively)                                                              --          2,899,681
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (1,760,579 and 0 shares, respectively) (See Note 8)                                       27,397,275                 --
   Cost of shares repurchased (7,120,393 and 8,810,337 shares, respectively)                 (116,707,783)      (134,381,283)
                                                                                            -------------       ------------
Total                                                                                         (61,990,509)      (123,253,518)
                                                                                            -------------       ------------
CLASS B
   Proceeds from sales of shares (64,722 and 64,830 shares, respectively)                         971,920            910,638
   Net asset value of shares issued from reinvestment of distributions
     (0 and 0 shares, respectively)                                                                    --                 --
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (301,567 and 0 shares, respectively) (See Note 8)                                          4,297,272                 --
   Cost of shares repurchased (330,039 and 310,880 shares, respectively)                       (4,941,044)        (4,360,386)
                                                                                            -------------       ------------
Total                                                                                             328,148         (3,449,748)
                                                                                            -------------       ------------
CLASS C
   Proceeds from sales of shares (9,268 and 0 shares, respectively)                               150,473                 --
   Net asset value of shares issued from reinvestment of distributions
     (0 and 0 shares, respectively)                                                                    --                 --
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (288,566 and 0 shares, respectively) (See Note 8)                                          4,479,897                 --
   Cost of shares repurchased (46,078 and 0 shares, respectively)                                (786,421)                --
                                                                                            -------------       ------------
Total                                                                                           3,843,949                 --
                                                                                            -------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (57,818,412)      (126,703,266)
                                                                                            -------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       13,234,097        (96,094,223)
NET ASSETS
   Beginning of period                                                                        495,882,313        591,976,536
                                                                                            -------------       ------------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF $(8,477) AND $0, RESPECTIVELY)                                $ 509,116,410       $495,882,313
                                                                                            =============       ============

                        See Notes to Financial Statements

Phoenix Capital Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                                -------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------------
                                                      2007         2006         2005          2004         2003
Net asset value, beginning of period                 $15.78       $14.89       $14.21        $13.90        $11.89
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                    (0.03)       (0.05)        0.07         (0.06)        (0.06)
   Net realized and unrealized gain (loss)             2.43         1.02         0.61          0.37          2.07
                                                     ------       ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                  2.40         0.97         0.68          0.31          2.01
                                                     ------       ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --        (0.08)          --            --            --
                                                     ------       ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                                 --        (0.08)          --            --            --
                                                     ------       ------       ------        ------        ------
Change in net asset value                              2.40         0.89         0.68          0.31          2.01
                                                     ------       ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                       $18.18       $15.78       $14.89        $14.21        $13.90
                                                     ======       ======       ======        ======        ======
Total return(1)                                       15.21 %       6.54 %       4.79%         2.23 %       16.90 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)           $493,633     $486,845     $580,058      $844,523      $896,872

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.41 %       1.37 %       1.36%         1.34 %        1.36 %
   Net investment income (loss)                       (0.16)%      (0.31)%       0.45%        (0.39)%       (0.49)%
Portfolio turnover                                       90 %        167 %         67%           57 %          39 %



                                                                             CLASS B
                                                -------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------------
                                                      2007         2006         2005          2004         2003
Net asset value, beginning of period                 $14.47       $13.69       $13.16        $12.96        $11.17
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                    (0.14)       (0.15)       (0.05)        (0.15)        (0.14)
   Net realized and unrealized gain (loss)             2.22         0.93         0.58          0.35          1.93
                                                     ------       ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                  2.08         0.78         0.53          0.20          1.79
                                                     ------       ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --           --            --            --
                                                     ------       ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                                 --           --           --            --            --
                                                     ------       ------       ------        ------        ------
Change in net asset value                              2.08         0.78         0.53          0.20          1.79
                                                     ------       ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                       $16.55       $14.47       $13.69        $13.16        $12.96
                                                     ======       ======       ======        ======        ======
Total return(1)                                       14.37 %       5.70 %       4.03 %        1.54 %       16.03 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $10,937       $9,038      $11,918       $16,314       $23,730

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.16 %       2.12 %       2.11 %        2.09 %        2.11 %
   Net investment income (loss)                       (0.93)%      (1.06)%      (0.34)%       (1.13)%       (1.24)%
Portfolio turnover                                       90 %        167 %         67 %          57 %          39 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.

                        See Notes to Financial Statements

Phoenix Capital Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                      CLASS C
                                               --------------------
                                                  FROM INCEPTION
                                               NOVEMBER 21, 2006 TO
                                                 OCTOBER 31, 2007
                                               --------------------
Net asset value, beginning of period                  $15.95
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                     (0.16)
   Net realized and unrealized gain (loss)              2.27
                                                      ------
     TOTAL FROM INVESTMENT OPERATIONS                   2.11
                                                      ------
Change in net asset value                               2.11
                                                      ------
NET ASSET VALUE, END OF PERIOD                        $18.06
                                                      ======

Total return(1)                                        13.23 %(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)              $4,546

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   2.15 %(3)
   Net investment income (loss)                        (1.03)%(3)
Portfolio turnover                                        90 %(4)


(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not Annualized.

                        See Notes to Financial Statements

                 (This page has been left blank intentionally.)

PHOENIX MID-CAP GROWTH FUND

                                                                 TICKER SYMBOLS:
                                                                 A Share: PHSKX
                                                                 B Share: PSKBX
                                                                 C Share: PSKCX
                                                                 I Share: PICMX


     THE PHOENIX MID-CAP GROWTH FUND ("MID-CAP GROWTH FUND") IS DIVERSIFIED AND HAS AN INVESTMENT OBJECTIVE OF CAPITAL APPRECIATION.

[ ] For the fiscal year ended October 31, 2007, the Fund's Class A shares returned 10.10%, Class B shares returned 9.31% and Class C shares returned 9.32%. For the fiscal period September 13, 2007 to October 31, 2007, Class I shares returned 4.29%. For the fiscal year ended October 31, 2007, the S&P 500(R) Index returned 14.56% and the Russell 1000 Growth Index returned 19.72%.

HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

[ ] The four quarters of this fiscal year have experienced significant shifts in economic expectations.

[ ] In Q4 '06 as a result of oil prices moderating along with the Fed going 'on hold' from its previous path of continued interest rate increases, the markets advanced, albeit discarding higher quality and rewarding lower quality securities.

[ ] In Q1 '07 the market's focus became the subprime mortgage issues, and how widespread its impact. The result was a volatile and flat equity market with the biggest negative impact on financial stocks.

[ ] Q2 '07 experienced thriving merger and acquisition activity, despite rising inflationary (commodity driven) fears, interest rates, and the continued deterioration of the housing markets.

[ ] In Q3 '07 a liquidity freeze-up and credit-market meltdown led to a volatile quarter. Investors reassessed their appetite for risk, as mergers & acquisitions activity came to a near standstill. August turned in the first monthly employment decline in 4 years, and the U.S. continued to get squeezed by rising energy costs and deteriorating housing & financing conditions. These pressures and issues inspired the Federal Reserve to lower interest rates by a half-percentage-point, leading to a strong rally in the overall markets for September. As a result, overall equity market sectors posted mixed results for the quarter.

[ ] During this quarter, underlying concerns with regard to liquidity in the overall financial markets impacted the portfolio. The hedge fund community was forced to lower leverage and liquidate in mid-July through mid-August. To achieve this, they were forced to sell better quality companies that they held and cover, or buy back, shorted (unattractive) securities. Consequently, investment strategies focusing on attractive valuations and higher quality suffered as a result; nonetheless the market subsequently has moved toward a more 'normal' state.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[ ] While the portfolio returned just over 10% for the fiscal year (for Class A shares), it still trailed the Russell Midcap Growth Index. Stock selection led to the portfolio's underperformance relative to the index for the period, while sector allocation was modestly positive. Stock selection was weak in Consumer Discretionary, Technology, and Energy, partially offset by good stock selection in Health Care.

[ ] Top contributing stocks in the portfolio were: Dade Behring Holdings, a medical equipment provider that performed well and was bought out; Noble Energy, an oil driller; Liberty Global, a cable & satellite TV provider; and VeriSign, an internet software & services provider. The largest negative contributors were: Office Depot; Ann Taylor Stores; Sonoco Products, a container & packaging company; and Acxiom, a technology company which had an announced private equity buyout fall through mainly due to the global credit crunch.

[ ] From a sector allocation perspective, an overweight position in the top-performing Energy sector helped returns as Energy stocks generally benefited from rising oil prices. Additionally, an underweight position in the Consumer Discretionary sector helped returns as this sector was hurt by signs of slowing consumer spending. We continue to adhere to our disciplined investment process which focuses on companies exhibiting improvement in fundamentals, attractive valuations and positive investors' interest.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

THE VALUE OF SECURITIES OF MEDIUM SIZE, LESS
WELL-KNOWN ISSUERS MAY BE MORE VOLATILE THAN THOSE OF RELATIVELY LARGER ISSUERS.


       For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

Phoenix Mid-Cap Growth Fund

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ending 10/31/07

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ending 10/31/07
----------------------------------------------------------------------------------------------------------
                                                                                INCEPTION     INCEPTION
                                              1 YEAR      5 YEARS   10 YEARS   TO 10/31/07      DATE
----------------------------------------------------------------------------------------------------------
 Class A Shares at NAV(2)                     10.10%      12.59%     4.72%           --            --
 Class A Shares at POP(3,4)                    3.77       11.26      4.11            --            --
 Class B Shares at NAV(2)                      9.31       11.76      3.95            --            --
 Class B Shares with CDSC(4)                   5.31       11.76      3.95            --            --
 Class C Shares at NAV(2)                      9.32       11.74        --         -2.86%       1/2/01
 Class C Shares with CDSC(4)                   9.32       11.74        --         -2.86        1/2/01
 Class I Shares at NAV                           --          --        --          4.29       9/13/07
 S&P 500(R) Index                             14.56       13.88      7.11        Note 5        1/2/01
 Russell Midcap(R) Growth Index               19.72       19.21      8.30        Note 5        1/2/01

 FUND EXPENSE RATIOS(7): I SHARES: GROSS 1.28%, NET 1.20%; A SHARES: GROSS 1.53%, NET 1.45%; B SHARES:
 GROSS 2.28%, NET 2.20%; C SHARES: GROSS 2.28%, NET 2.20%.


    ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) INDEX RETURNS SINCE THE INCEPTION OF CLASS C SHARES (1/2/01) ARE 4.58% FOR THE S&P 500(R) INDEX AND 6.04% FOR THE RUSSELL MIDCAP(R) GROWTH INDEX.
(6) INDEX RETURNS SINCE THE INCEPTION OF CLASS I SHARES (9/13/07) ARE 4.57% FOR THE S&P 500(R) INDEX AND 6.42% FOR THE RUSSELL MIDCAP(R) GROWTH INDEX.
(7) PER PROSPECTUS EFFECTIVE 2/28/07. NET EXPENSE: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER IN EFFECT THROUGH 9/30/08. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 for periods ending 10/31
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]
Plot points for EDGAR purposes are as follows:

                  Phoenix               Phoenix            Russell
           Mid-Cap Growth Fund    Mid-Cap Growth Fund   MidCap Growth    S&P 500
                 Class A                Class B             Index         Index

10/31/97        $ 9,425                 $10,000            $10,000       $10,000
10/30/98          9,461                   9,972             10,243        12,202
10/29/99         16,929                  17,705             14,101        15,348
10/31/00         24,192                  25,123             19,555        16,277
10/31/01         10,528                  10,842             11,189        12,221
10/31/02          8,266                   8,452              9,218        10,375
10/31/03         11,618                  11,793             12,840        12,536
10/29/04         11,144                  11,239             13,966        13,717
10/31/05         12,824                  12,835             16,188        14,912
10/31/06         13,580                  13,481             18,537        17,348
10/31/07         14,953                  14,736             22,192        19,874


SECTOR WEIGHTINGS as of 10/31/07*
--------------------------------------------------------------------------------

Information Technology                          17%
Consumer Discretionary                          13%
Industrials                                     11%
Energy                                          10%
Materials                                        8%
Health Care                                      6%
Utilities                                        6%
Other (includes short-term investments)         29%

* % of total investments as of October 31, 2007.


       For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

PHOENIX MID-CAP GROWTH FUND

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2007

                                                 SHARES           VALUE
                                               -----------     ------------

DOMESTIC COMMON STOCKS--90.5%

AEROSPACE & DEFENSE--0.3%
Alliant Techsystems, Inc.(b)(d) ...........          3,690     $    407,339

AIRLINES--2.0%
AMR Corp.(b)(d) ...........................         59,100        1,418,400
Continental Airlines, Inc. Class B(b)(d) ..         48,000        1,648,800
                                                               ------------
                                                                  3,067,200
                                                               ------------
APPAREL RETAIL--2.4%
AnnTaylor Stores Corp.(b)(d) ..............         68,000        2,107,320
Men's Wearhouse, Inc. (The) ...............         28,900        1,221,314
TJX Cos., Inc. (The)(d) ...................         13,360          386,505
                                                               ------------
                                                                  3,715,139
                                                               ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Polo Ralph Lauren Corp.(d) ................          6,130          421,744
VF Corp.(d) ...............................          6,600          575,058
                                                               ------------
                                                                    996,802
                                                               ------------
APPLICATION SOFTWARE--0.4%
Autodesk, Inc.(b) .........................         11,770          575,553

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Affiliated Managers Group, Inc.(b)(d) .....          5,800          762,990

AUTO PARTS & EQUIPMENT--0.9%
TRW Automotive Holdings Corp.(b) ..........         48,500        1,439,965

BROADCASTING & CABLE TV--4.2%
EchoStar Communications Corp. Class A(b)(d)         48,700        2,384,352
Liberty Global, Inc. Class A(b)(d) ........        105,500        4,140,875
                                                               ------------
                                                                  6,525,227
                                                               ------------
COAL & CONSUMABLE FUELS--0.8%
Foundation Coal Holdings, Inc.(d) .........         27,500        1,174,800

COMMODITY CHEMICALS--2.2%
Celanese Corp. Series A(d) ................         79,200        3,323,232

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.1%
AGCO Corp.(b)(d) ..........................         29,200        1,742,656

DATA PROCESSING & OUTSOURCED SERVICES--2.6%
Electronic Data Systems Corp.(d) ..........        182,700        3,944,493

DEPARTMENT STORES--1.4%
Penney (J.C.) Co., Inc.(d) ................         38,600        2,170,864



                                                 SHARES           VALUE
                                               -----------     ------------

DIVERSIFIED CHEMICALS--2.0%
FMC Corp.(d) ..............................         53,280     $  3,063,600

DIVERSIFIED REITS--1.0%
Colonial Properties Trust .................         47,400        1,485,042

ELECTRIC UTILITIES--1.6%
Allegheny Energy, Inc.(b)(d).. ............         41,100        2,493,126

ELECTRICAL COMPONENTS & EQUIPMENT--1.9%
Ametek, Inc.(d) ...........................         15,240          716,280
Cooper Industries Ltd. Class A(d) .........         20,720        1,085,521
Thomas & Betts Corp.(b)(d) ................         20,000        1,120,200
                                                               ------------
                                                                  2,922,001
                                                               ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.5%
LG.Philips LCD Co. Ltd.(b)(d). ............         85,600        2,315,480

ENVIRONMENTAL & FACILITIES SERVICES--3.5%
Covanta Holding Corp.(b)(d) ...............         57,300        1,553,403
Republic Services, Inc. ...................        114,100        3,901,079
                                                               ------------
                                                                  5,454,482
                                                               ------------
FOOD RETAIL--3.1%
Kroger Co. (The)(d) .......................        164,700        4,840,533

GAS UTILITIES--2.0%
Energen Corp.(d) ..........................         25,900        1,657,600
ONEOK, Inc.(d) ............................         28,600        1,428,284
                                                               ------------
                                                                  3,085,884
                                                               ------------
GENERAL MERCHANDISE STORES--1.6%
Dollar Tree Stores, Inc.(b)(d) ............         66,100        2,531,630

HEALTH CARE SUPPLIES--1.0%
DENTSPLY International, Inc. ..............         37,300        1,547,204

HOTELS, RESORTS & CRUISE LINES--0.6%
Starwood Hotels & Resorts
Worldwide, Inc.(d) ........................         16,050          912,603

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.6%
AES Corp. (The)(b)(d) .....................        208,600        4,466,126
NRG Energy, Inc.(b)(d) ....................         24,400        1,114,104
                                                               ------------
                                                                  5,580,230
                                                               ------------
INDUSTRIAL CONGLOMERATES--2.8%
Teleflex, Inc.(d) .........................         58,900        4,312,069


                        See Notes to Financial Statements
38

Phoenix Mid-Cap Growth Fund


                                                 SHARES           VALUE
                                               -----------     ------------

INDUSTRIAL MACHINERY--1.8%
Harsco Corp.(d) ...........................         12,220     $    740,776
Parker Hannifin Corp.(d) ..................         25,800        2,073,546
                                                               ------------
                                                                  2,814,322
                                                               ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
Embarq Corp. ..............................         14,400          762,048

INTERNET SOFTWARE & SERVICES--0.8%
VeriSign, Inc.(b)(d) ......................         34,800        1,186,332

LIFE & HEALTH INSURANCE--2.3%
Nationwide Financial Services, Inc.
Class A(d) ................................         27,000        1,448,550

Principal Financial Group, Inc. (The)(d) ..         31,200        2,111,304
                                                               ------------
                                                                  3,559,854
                                                               ------------
LIFE SCIENCES TOOLS & SERVICES--0.5%
Invitrogen Corp.(b) .......................          8,500          772,395

MANAGED HEALTH CARE--4.2%
CIGNA Corp.(d) ............................         45,000        2,362,050
Coventry Health Care, Inc.(b)(d) ..........         58,200        3,510,042
Humana, Inc.(b)(d) ........................          7,590          568,870
                                                               ------------
                                                                  6,440,962
                                                               ------------
METAL & GLASS CONTAINERS--2.5%
Ball Corp. ................................         61,750        3,061,565
Crown Holdings, Inc.(b) ...................         30,800          763,840
                                                               ------------
                                                                  3,825,405
                                                               ------------
OFFICE ELECTRONICS--2.3%
Xerox Corp.(b)(d) .........................        207,700        3,622,288

OIL & GAS DRILLING--3.2%
ENSCO International, Inc.(d).. ............         20,400        1,131,996
Helmerich & Payne, Inc.(d) ................         23,300          736,746
Unit Corp.(b)(d) ..........................         63,500        3,033,395
                                                               ------------
                                                                  4,902,137
                                                               ------------
OIL & GAS EQUIPMENT & SERVICES--1.4%
Grant Prideco, Inc.(b)(d) .................         12,930          635,639
SEACOR Holdings, Inc.(b)(d) ...............         16,400        1,503,060
                                                               ------------
                                                                  2,138,699
                                                               ------------
OIL & GAS EXPLORATION & PRODUCTION--4.3%
Newfield Exploration Co.(b)(d) ............         13,170          709,073
Noble Energy, Inc.(d) .....................         76,800        5,878,272
                                                               ------------
                                                                  6,587,345
                                                               ------------


                                                 SHARES           VALUE
                                               -----------     ------------

OIL & GAS REFINING & MARKETING--1.0%
Frontier Oil Corp. ........................         16,500     $    755,535
Holly Corp.(d) ............................         11,800          741,040
                                                               ------------
                                                                  1,496,575
                                                               ------------
OIL & GAS STORAGE & TRANSPORTATION--2.2%
El Paso Corp. .............................        196,500        3,470,190

PHARMACEUTICALS--2.0%
Endo Pharmaceuticals Holdings, Inc.(b)(d) .        105,800        3,099,940

PROPERTY & CASUALTY INSURANCE--0.5%
Alleghany Corp.(b)(d) .....................          2,000          786,040

PUBLISHING--0.4%
Donnelley (R.H.) Corp.(b)(d).. ............         11,700          641,745

RESTAURANTS--1.0%
Brinker International, Inc.(d) ............         61,750        1,567,832

SEMICONDUCTOR EQUIPMENT--0.3%
KLA-Tencor Corp.(d) .......................          7,820          411,723

SEMICONDUCTORS--2.0%
Amkor Technology, Inc.(b)(d).. ............         90,500        1,025,365
Intersil Corp. Class A(d) .................         47,410        1,438,420
NVIDIA Corp.(b)(d) ........................         17,580          621,980
                                                               ------------
                                                                  3,085,765
                                                               ------------
SOFT DRINKS--0.8%
Pepsi Bottling Group, Inc. (The)(d) .......         27,400        1,180,392

SPECIALIZED CONSUMER SERVICES--1.2%
Service Corp. International(d) ............        130,700        1,891,229

SPECIALTY CHEMICALS--1.4%
Albemarle Corp.(d) ........................         13,900          663,864
Lubrizol Corp. (The)(d) ...................         11,100          753,468
Nalco Holding Co.(d) ......................         29,600          735,856
                                                               ------------
                                                                  2,153,188
                                                               ------------
SPECIALTY STORES--0.6%
Office Depot, Inc.(b)(d) ..................         51,100          958,636

STEEL--1.7%
Nucor Corp.(d) ............................         30,200        1,873,004
United States Steel Corp.(d).. ............          6,900          744,510
                                                               ------------
                                                                  2,617,514
                                                               ------------
SYSTEMS SOFTWARE--2.3%
Novell, Inc.(b)(d) ........................        479,500        3,625,020

TECHNOLOGY DISTRIBUTORS--1.4%
Arrow Electronics, Inc.(b)(d). ............         52,500        2,098,950


                        See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund

                                                 SHARES           VALUE
                                               -----------     ------------

TIRES & RUBBER--0.5%
Cooper Tire & Rubber Co.(d) ...............         35,700     $    795,396

TOBACCO--0.5%
Universal Corp.(d) ........................         16,100          784,714

WIRELESS TELECOMMUNICATION SERVICES--1.3%
Telephone & Data Systems, Inc. ............         29,800        2,080,040
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $127,378,520)                                  139,746,820
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--8.4%

IT CONSULTING & OTHER SERVICES--2.2%
Accenture Ltd. Class A (United States)(d) .         85,000        3,319,250

PHARMACEUTICALS--0.5%
Shire Pharmaceuticals Group plc ADR
(United Kingdom)(d) .......................         10,600          796,590

PROPERTY & CASUALTY INSURANCE--0.6%
Aspen Insurance Holdings Ltd.
(United States)(d) ........................         34,400          941,183

SEMICONDUCTORS--5.1%
Infineon Technologies AG Sponsored
ADR (Germany)(b)(d) .......................        271,900        3,991,492
STMicroelectronics NV (United States) .....        230,700        3,947,278
                                                               ------------
                                                                  7,938,770
                                                               ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $12,529,295)                                    12,995,793
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.9%
(IDENTIFIED COST $139,907,815)                                  152,742,613
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--24.4%

MONEY MARKET MUTUAL FUNDS--23.0%
State Street Navigator Prime Plus
(5.08% seven-day effective yield)(e) ......     35,520,697       35,520,697


                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    ------     ------------

COMMERCIAL PAPER(f)--1.4%
Northern Illinois Gas Co. 4.75%, 11/1/07 ..         $2,105     $  2,105,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $37,625,697)                                    37,625,697
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--123.3%
(IDENTIFIED COST $177,533,512)                                  190,368,310(a)

Other assets and liabilities, net--(23.3)%                      (35,993,291)
                                                               ------------
NET ASSETS--100.0%                                             $154,375,019
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $19,189,596 and gross depreciation of $6,542,167 for federal income tax purposes. At October 31, 2007, the aggregate cost of securities for federal income tax purposes was $177,720,881.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) The rate shown is the discount rate.

                        See Notes to Financial Statements
40

Phoenix Mid-Cap Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2007


ASSETS
Investment securities at value including $36,979,858
   of securities on loan (Identified cost $177,533,512)            $190,368,310
Cash                                                                      2,866
Receivables
   Dividends                                                             80,399
   Fund shares sold                                                      16,907
   Receivable from non-affiliate                                          8,581
Trustee retainer                                                            669
Prepaid expenses                                                         29,615
Other assets                                                             38,365
                                                                   ------------
     Total assets                                                   190,545,712
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              343,348
   Upon return of securities loaned                                  35,520,697
   Investment advisory fee                                              105,517
   Transfer agent fee                                                    50,810
   Distribution and service fees                                         46,713
   Trustee deferred compensation plan                                    38,365
   Professional fee                                                      38,154
   Administration fee                                                     8,697
   Other accrued expenses                                                18,392
                                                                   ------------
     Total liabilities                                               36,170,693
                                                                   ------------
NET ASSETS                                                         $154,375,019
                                                                   ============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest               $ 193,050,564
   Accumulated net investment loss                                      (11,083)
   Accumulated net realized loss                                    (51,499,260)
   Net unrealized appreciation                                       12,834,798
                                                                   ------------
NET ASSETS                                                         $154,375,019
                                                                   ============
CLASS A
Net asset value per share (net assets/shares outstanding)                $17.98
Offering price per share $17.98/(1-5.75%)                                $19.08
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                            7,229,839
Net Assets                                                         $130,028,475

CLASS B
Net asset value and offering price per share                             $15.97
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              964,487
Net Assets                                                         $ 15,407,483

CLASS C
Net asset value and offering price per share                             $15.96
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              429,492
Net Assets                                                         $  6,852,930

CLASS I
Net asset value and offering price per share                             $17.99
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              115,966
Net Assets                                                         $  2,086,131



                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2007


INVESTMENT INCOME
Dividends                                                           $ 1,101,278
Interest                                                                103,665
Security lending                                                         32,710
                                                                    -----------
     Total investment income                                          1,237,653
                                                                    -----------
EXPENSES
Investment advisory fee                                               1,116,852
Service fees, Class A                                                   307,331
Distribution and service fees, Class B                                   98,025
Distribution and service fees, Class C                                   12,244
Administration fee                                                      109,924
Transfer agent                                                          318,450
Printing                                                                 61,129
Professional                                                             58,558
Registration                                                             34,818
Custodian                                                                16,477
Trustees                                                                 11,428
Miscellaneous                                                            19,642
                                                                    -----------
     Total expenses                                                   2,164,878
Custodian fees paid indirectly                                             (495)
                                                                    -----------
     Net expenses                                                     2,164,383
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                           (926,730)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                              13,598,048
Net change in unrealized appreciation (depreciation)
   on investments                                                       369,469
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                       13,967,517
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $13,040,787
                                                                    ===========

                        See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Year Ended            Year Ended
                                                                                           October 31, 2007      October 31, 2006
                                                                                           ----------------      ----------------
FROM OPERATIONS
   Net investment income (loss)                                                              $   (926,730)         $   (853,335)
   Net realized gain (loss)                                                                    13,598,048            27,730,188
   Net change in unrealized appreciation (depreciation)                                           369,469           (17,674,814)
                                                                                             ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 13,040,787             9,202,039
                                                                                             ------------          ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (609,650 and 412,890 shares, respectively)                    10,807,339             6,816,848
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (673,407 and 0 shares, respectively) (See Note 8)                                         11,959,798                    --
   Cost of shares repurchased (1,840,785 and 1,877,103 shares, respectively)                  (31,824,537)          (30,747,652)
                                                                                             ------------          ------------
Total                                                                                          (9,057,400)          (23,930,804)
                                                                                             ------------          ------------
CLASS B
   Proceeds from sales of shares (91,708 and 99,289 shares, respectively)                       1,418,869             1,437,876
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (488,784 and 0 shares, respectively) (See Note 8)                                          7,717,079                    --
   Cost of shares repurchased (307,285 and 326,804 shares, respectively)                       (4,797,739)           (4,855,256)
                                                                                             ------------          ------------
Total                                                                                           4,338,209            (3,417,380)
                                                                                             ------------          ------------
CLASS C
   Proceeds from sales of shares (35,254 and 15,569 shares, respectively)                         555,014               230,587
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (390,296 and 0 shares, respectively) (See Note 8)                                          6,154,827                    --
   Cost of shares repurchased (32,356 and 9,399 shares, respectively)                            (505,020)             (138,490)
                                                                                             ------------          ------------
Total                                                                                           6,204,821                92,097
                                                                                             ------------          ------------
CLASS I(1)
   Proceeds from sales of shares (6,280 and 0 shares, respectively)                               108,572                    --
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (114,719 and 0 shares, respectively) (See Note 8)                                          2,028,863                    --
   Cost of shares repurchased (5,033 and 0 shares, respectively)                                  (80,034)                   --
                                                                                             ------------          ------------
Total                                                                                           2,057,401                    --
                                                                                             ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    3,543,031           (27,256,087)
                                                                                             ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       16,583,818           (18,054,048)

NET ASSETS
   Beginning of period                                                                        137,791,201           155,845,249
                                                                                             ------------          ------------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF $(11,083) AND $0, RESPECTIVELY)                                $154,375,019          $137,791,201
                                                                                             ============          ============

(1) During the year ended October 31, 2007, a non-affiliate agreed to reimburse the Fund $8,581 as a result of dilutions caused by incorrectly processed shareholder activity. The effect of this activity would have reduced total return by less than .01% for the Fund.

                        See Notes to Financial Statements
42

Phoenix Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                                -------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------------
                                                      2007         2006         2005          2004         2003
Net asset value, beginning of period                 $16.33       $15.42       $13.40        $13.97        $ 9.94
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                    (0.10)       (0.08)       (0.16)        (0.17)        (0.14)
   Net realized and unrealized gain (loss)             1.75         0.99         2.18         (0.40)         4.17
                                                     ------       ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.65         0.91         2.02         (0.57)         4.03
                                                     ------       ------       ------        ------        ------
Change in net asset value                              1.65         0.91         2.02         (0.57)         4.03
                                                     ------       ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                       $17.98       $16.33       $15.42        $13.40        $13.97
                                                     ======       ======       ======        ======        ======
Total return(1)                                       10.10 %       5.90 %      15.07 %       (4.08)%       40.54 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)           $130,028     $127,160     $142,651      $166,244      $198,602

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.55 %       1.52 %       1.53 %        1.50 %        1.56 %
   Net investment income (loss)                       (0.60)%      (0.50)%      (1.06)%       (1.22)%       (1.24)%
Portfolio turnover                                       77 %        124 %         46 %         181 %         175 %


                                                                             CLASS B
                                                -------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------------
                                                      2007         2006         2005          2004         2003
Net asset value, beginning of period                 $14.61       $13.91       $12.18        $12.78        $ 9.16
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                    (0.24)       (0.18)       (0.25)        (0.25)        (0.20)
   Net realized and unrealized gain (loss)             1.60         0.88         1.98         (0.35)         3.82
                                                     ------       ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.36         0.70         1.73         (0.60)         3.62
                                                     ------       ------       ------        ------        ------
Change in net asset value                              1.36         0.70         1.73         (0.60)         3.62
                                                     ------       ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                       $15.97       $14.61       $13.91        $12.18        $12.78
                                                     ======       ======       ======        ======        ======
Total return(1)                                        9.31 %       5.03 %      14.20 %       (4.69)%       39.52 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $15,407      $10,102      $12,776       $15,549       $20,497

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.29 %       2.27 %       2.28 %        2.24 %        2.31 %
   Net investment income (loss)                       (1.53)%      (1.24)%      (1.81)%       (1.97)%       (1.99)%
Portfolio turnover                                       77 %        124 %         46 %         181 %         175 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.

                        See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS C
                                                -------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------------
                                                      2007         2006         2005          2004         2003
Net asset value, beginning of period                 $14.60       $13.89       $12.16        $12.77        $ 9.16
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                    (0.41)       (0.19)       (0.25)        (0.24)        (0.21)
   Net realized and unrealized gain (loss)             1.77         0.90         1.98         (0.37)         3.82
                                                     ------       ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.36         0.71         1.73         (0.61)         3.61
                                                     ------       ------       ------        ------        ------
Change in net asset value                              1.36         0.71         1.73         (0.61)         3.61
                                                     ------       ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                       $15.96       $14.60       $13.89        $12.16        $12.77
                                                     ======       ======       ======        ======        ======
Total return(1)                                        9.32 %       5.11 %      14.23 %       (4.78)%       39.41 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $6,853         $530         $418          $350          $508

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.20 %       2.27 %       2.28 %        2.24 %        2.30 %
   Net investment income (loss)                       (2.60)%      (1.29)%      (1.81)%       (1.97)%       (1.99)%
Portfolio turnover                                       77 %        124 %         46 %         181 %         175 %

                                                     CLASS I
                                               -------------------
                                                 FROM INCEPTION
                                               SEPTEMBER 13, 2007
                                               TO OCTOBER 31, 2007
Net asset value, beginning of period                 $17.25
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                    (0.09)
   Net realized and unrealized gain (loss)             0.83
                                                     ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.74
                                                     ------
Payment by non-affiliate                                 --(3)(4)
Change in net asset value                              0.74
                                                     ------
NET ASSET VALUE, END OF PERIOD                       $17.99
                                                     ======
Total return                                           4.29 %(6)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $2,086

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.09 %(5)
   Net investment income (loss)                       (3.85)%(5)
Portfolio turnover                                       77 %(6)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Payment by non-affiliate.
(4) Amount is less than $0.01.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements
44

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007


1. ORGANIZATION

   Phoenix Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   As of the date of this shareholder report, three Funds are offered for sale (each a "Fund").

   The Funds offer the following classes of shares for sale:

                         Class A   Class B    Class C    Class I
                         -------   -------    -------    -------
Balanced Fund.........      X          X         X          --
Capital Growth Fund...      X          X         X          --
Mid-Cap Growth Fund...      X          X         X           X

   Class I shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year following purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007 (CONTINUED)

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for the Funds' fiscal year beginning November 1, 2007. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation by Management of the impact that will result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

   Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I. LOAN AGREEMENTS:

   Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007 (CONTINUED)


specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Funds only hold assignment loans.

J. SECURITIES LENDING:

   Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the Funds are required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries and/or irrevocable letters of credit issued by banks. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   As of October 31, 2007, the Funds had securities on loan as follows:

                              Market          Non-Cash           Cash
Fund                          Value          Collateral      Collateral
--------                  ------------       -----------     ------------
Balanced Fund........     $ 25,262,446      $        --     $ 26,327,918
Capital Growth Fund..      113,538,193       14,367,786      100,310,578
Mid-Cap Growth Fund..       36,979,858        1,890,762       35,520,697

K. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

L. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:

                                1st $1     $1 + Billion -            $2+
                                Billion      2 Billion            Billion
                                -------    ---------------        -------
Balanced Fund............         0.55%         0.50%               0.45%
Capital Growth Fund......         0.70%         0.65%               0.60%

                                1st $500     Over $500
                                Million       Million
                                --------     ---------
Mid-Cap Growth Fund......         0.80%        0.70%

   Effective September 21, 2007, the Adviser has voluntarily agreed to limit the Mid-Cap Growth Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through September 30, 2008, so that such expenses do not exceed 1.45% for Class A Shares, 2.20% for Class B Shares, 2.20% for Class C Shares and 1.20% for Class I Shares. The Adviser may discontinue this voluntary expense reimbursement in the future. Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. For the period ended October 31, 2007, there were no reimbursed expenses recaptured by the Adviser.

   Effective March 1, 2007, Goodwin Capital Advisers, Inc. ("Goodwin"), an indirect wholly-owned subsidiary of PNX, became the subadviser to the Balanced Fund. For the period of November 1, 2006 to February 28, 2007, PIC managed the Fund's portfolios. The Fund's investment objectives and investment strategies were not affected by the change. The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadvisers. The subadviser manages the investments of the Fund.

   Harris Investment Management, Inc. ("HIM" or "Harris") is the subadviser to the Capital Growth Fund and the Mid-Cap Growth Fund.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007 (CONTINUED)


   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended October 31, 2007, as follows:

                         Class A       Class A        Class B         Class C
                       Net Selling    Deferred       Deferred        Deferred
                       Commissions  Sales Charges  Sales Charges  Sales Charges
                        ----------  -------------  -------------  -------------
Balanced Fund .......     $50,098         --          $29,008         $840
Capital Growth Fund .      31,327       $250           25,150           48
Mid-Cap Growth Fund .      19,663         --           23,917          272

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class I.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the Administrator to the Trust. For its services, which include financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended October 31, 2007, the Trust incurred administration fees totaling $1,384,895.

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended October 31, 2007, transfer agent fees were $3,243,694.

   At October 31, 2007, PNX and its affiliates and Phoenix affiliated Funds held shares which aggregated the following:

                                                   Aggregate
                                                   Net Asset
                                      Shares         Value
                                     -------     -----------
Capital Growth Fund, Class A ....    659,666     $11,992,728
Mid-Cap Growth Fund, Class I ....      5,797         104,288


   Until March 1, 2007, the Fund provided a deferred compensation plan to its Trustees who were not officers of PNX. Under the deferred compensation plan, Trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the Trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at October 31, 2007.

4. PURCHASE AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended October 31, 2007, were as follows:


                                 Purchases         Sales
                                ------------    ------------
Balanced Fund ..............    $465,717,899    $590,011,515
Capital Growth Fund ........     431,431,218     521,407,845
Mid-Cap Growth Fund ........     101,952,765     125,864,046

   Purchases and sales of long-term U.S. Government and agency securities for the period ended October 31, 2007, were as follows:


                                  Purchases         Sales
                                 -----------    ------------
Balanced Fund.......             $88,794,606    $100,523,654

5. CREDIT RISK AND ASSET CONCENTRATIONS

   The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

   At October 31, 2007, the Capital Growth Fund held securities issued by various companies in the information technology sector, representing 32% of the total net assets of the Fund.

6. INDEMNIFICATIONS

   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007 (CONTINUED)

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement was necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis, the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.

   In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

   The Company does not believe that the outcome of these matters will be material to these financial statements.

8. PLANS OF REORGANIZATION

   On September 21, 2007, the Phoenix Mid-Cap Growth Fund ("Mid-Cap Growth") acquired all of the net assets of Phoenix Earnings Driven Growth Fund of Phoenix Opportunities Trust ("Earnings Driven Growth") pursuant to a reorganization approved by the Board of Trustees of Phoenix Opportunities Trust. The acquisition was accomplished by a tax-free exchange of 673,407 Class A shares of Mid-Cap Growth, 488,784 Class B shares of Mid-Cap Growth, 390,296 Class C shares of Mid-Cap Growth and 114,719 Class I shares (valued at $11,959,798, $7,717,079, $6,154,827, and $2,028,863, respectively) for 605,093 Class A shares of Earnings Driven Growth, 421,650 Class B shares of Earnings Driven Growth, 336,297 Class C shares of Earnings Driven Growth and 99,290 Class I shares of Earnings Driven Growth outstanding on September 21, 2007. Earnings Driven Growth had net assets on that date of $27,860,567 including $4,067,835 of net unrealized appreciation which were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $154,830,137. The shareholders of each class of Earnings Driven Growth received for each share owned approximately 1.11, 1.16, 1.16, and 1.16 shares, respectively, for each Class A, Class B, Class C and Class I share of Mid-Cap Growth.

   On March 9, 2007, the Phoenix Capital Growth Fund ("Capital Growth") acquired all of the net assets of Phoenix Nifty Fifty Fund ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on December 7, 2006. The acquisition was accomplished by a tax-free exchange of 1,760,579 Class A shares of Capital Growth, 301,567 Class B shares of Capital Growth and 288,566 Class C shares of Capital Growth (valued at $27,397,275, $4,297,272, and $4,479,897, respectively) for 1,474,441 Class A shares of Nifty Fifty, 261,494 Class B shares of Nifty Fifty and 272,639 Class C shares of Nifty Fifty outstanding on March 9, 2007. Nifty Fifty had net assets on that date of $36,174,444 including $5,977,389 of net unrealized appreciation which were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $479,184,309. The shareholders of each class of Nifty Fifty received for each share owned approximately 1.19, 1.15, and 1.06 shares, respectively, for each Class A, Class B, and Class C share of Capital Growth.

   On May 19, 2006, the Phoenix Balanced Fund ("Balanced") acquired all of the net assets of the Phoenix Balanced Return Fund of the Phoenix Investment Trust 06 ("Balanced Return") pursuant to an Agreement and Plan of Reorganization approved by the Balanced Return Fund's Board of Trustees on February 16, 2006. The acquisition was accomplished by a tax-free exchange of 2,225,871 Class A shares of Balanced, 429,649 Class B shares of Balanced and 3,717,384 Class C shares of Balanced (valued at $32,949,812, $6,334,955, and $3,717,384, respectively) for 1,197,747 Class A shares of Balanced Return, 234,756 Class B shares of Balanced Return and 137,380 Class C shares of Balanced Return outstanding on May 19, 2006. Balanced Return had net assets on that date of $43,002,151 including $212,957 of depreciation which were combined with those of Balanced. The aggregate net assets of Balanced immediately after the merger were $1,076,338,359. The shareholders of each class of Balanced Return received for each share owned approximately 1.86, 1.83, and 1.84 shares, respectively, for each Class A, Class B, and Class C share of Balanced.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007 (CONTINUED)

9. FEDERAL INCOME TAX INFORMATION

   The Trust has capital loss carryovers which may be used to offset future capital gains, as follows:

                                               Expiration Year
                                 ----------------------------------------------
                                    2008              2009             2010
                                 ----------      ------------       -----------
Balanced Fund ...............    $       --      $  3,698,184       $   738,699
Capital Growth Fund .........     1,244,622       199,111,236        97,731,301
Mid-Cap Growth Fund .........            --        22,568,765        28,743,126


                                         Expiration Year
                                 -----------------------------
                                    2011             Total
                                 ----------      ------------
Balanced Fund ...............    $       --      $  4,436,883
Capital Growth Fund .........    15,273,804       313,360,963
Mid-Cap Growth Fund .........            --        51,311,891

   Included in the Balanced Fund is $4,436,883 which was acquired in connection with the merger of the Phoenix Balanced Return Fund on May 19, 2006. Utilization of this capital loss carryover is subject to annual limitations.

   Included in the Capital Growth Fund is $6,794,060 which was acquired in connection with the merger of the Phoenix Nifty Fifty Fund on March 9, 2007. Utilization of this capital loss carryover is subject to annual limitations.

   Included in the Mid-Cap Growth Fund is $3,761,178 which was acquired in connection with the merger of the Phoenix Earnings Driven Growth Fund on September 21, 2007. Utilization of this capital loss carryover is subject to annual limitations.

   The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

   The Capital Growth Fund and the Mid-Cap Growth Fund had capital loss carryovers of $57,579,790, and $53,912,935, respectively, which expired in 2007.

   For the period ended October 31, 2007, the Funds utilized losses deferred in prior years against current year capital gains as follows:

   Balanced Fund.......................  $ 1,849,092
   Capital Growth Fund.................   28,385,746
   Mid-Cap Growth Fund.................   13,095,576

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of the following:

                                                     UNDISTRIBUTED
                                  UNDISTRIBUTED        LONG-TERM
                                 ORDINARY INCOME     CAPITAL GAINS
                                 ---------------     -------------
Balanced Fund..................    $13,084,329        $51,762,678
Capital Growth Fund............             --                 --
Mid-Cap Growth Fund ...........             --                 --

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of October 31, 2007, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                              Capital Paid
                              in on Shares     Accumulated      Undistributed
                             of Beneficial     Net Realized      Net Investment
                                Interest        Gain (Loss)      Income (Loss)
                             -------------     ------------     ---------------
Balanced Fund ............    $   18,913       $     81,575        $(100,488)
Capital Growth Fund ......     9,143,501        (10,001,877)         858,376
Mid-Cap Growth Fund ......     2,979,492         (3,895,139)         915,647

11. SUBSEQUENT EVENT

   On November 15, 2007, the Boards of Trustees of Phoenix Series Fund and Phoenix Equity Trust approved the reorganization of Phoenix Balanced Fund, Phoenix Capital Growth Fund and Phoenix Mid-Cap Growth Fund (each a "Predecessor Fund"), each a series of Phoenix Series Fund into newly created funds named Phoenix Balanced Fund, Phoenix Capital Growth Fund and Phoenix Mid-Cap Growth Fund (each a "Successor Fund"), each a series of Phoenix Equity Trust. The reorganization is expected to be complete on or about March 3, 2008. Each Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio team will be the same as those of its respective Predecessor Fund. The reorganization is a result of an effort to consolidate the number of trusts operating within the Phoenix Funds family.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[GRAPHIC OMITTED]
PricewaterhouseCoopers LLP


To the Board of Trustees of
Phoenix Series Fund and Shareholders of
Phoenix Balanced Fund
Phoenix Capital Growth Fund
Phoenix Mid-Cap Growth Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Balanced Fund, Phoenix Capital Growth Fund and Phoenix Mid-Cap Growth Fund (constituting Phoenix Series Fund, hereafter referred to as the "Trust") at October 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
December 20, 2007

--------------------------------------------------------------------------------

                       TAX INFORMATION NOTICE (UNAUDITED)

   For the fiscal year ended October 31, 2007, for federal income tax purposes, 25% of the ordinary income dividends earned by the Balanced Fund qualifies for the dividends received deduction for corporate shareholders:

   For the fiscal year ended October 31, 2007, the Balanced Fund hereby designates 25%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

   For the fiscal year ended October 31, 2007, the Funds designate the following as long term capital gains dividends:

              Balanced Fund                  $51,762,678

--------------------------------------------------------------------------------

                         RESULTS OF SHAREHOLDER MEETING
                               PHOENIX SERIES FUND
                                NOVEMBER 21, 2006
                                   (UNAUDITED)


   At a special meeting of shareholders of Phoenix Balanced Fund, Phoenix Capital Growth Fund and Phoenix Mid-Cap Growth Fund (each a "Fund"), series of Phoenix Series Fund (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:


NUMBER OF ELIGIBLE UNITS VOTED:


                                                                    FOR         AGAINST       ABSTAIN     BROKER NON-VOTES
                                                                 ----------    ---------      -------     ----------------
   To approve a proposal to permit Phoenix Investment
Counsel, Inc. to hire and replace subadvisers or to
modify subadvisory agreements without shareholder
approval

    o    Phoenix Balanced Fund..........................         32,797,184    2,697,299    1,499,696        10,332,457
    o    Phoenix Capital Growth Fund....................         14,951,716    1,091,086      597,104         3,827,018
    o    Phoenix Mid-Cap Growth Fund....................          4,211,513      401,642      160,392           847,145


   To approve the amendment of fundamental
investment restrictions of the Fund with respect to loans

    o    Phoenix Balanced Fund..........................         32,768,117    2,506,728    1,719,334        10,332,457
    o    Phoenix Capital Growth Fund....................         14,858,032    1,087,749      694,125         3,827,018
    o    Phoenix Mid-Cap Growth Fund....................          4,237,185      325,866      210,495           847,145


   To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental

    o    Phoenix Balanced Fund..........................         32,522,861    2,722,969    1,748,349        10,332,457
    o    Phoenix Capital Growth Fund....................         14,849,026    1,127,094      663,786         3,827,018
    o    Phoenix Mid-Cap Growth Fund....................          4,181,998      379,534      212,015           847,145

FUND MANAGEMENT TABLES (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust as of October 31, 2007 is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

            NAME
       YEAR OF BIRTH
        YEAR ELECTED                                                       PRINCIPAL OCCUPATION(S)
 # OF FUNDS IN FUND COMPLEX                                                DURING PAST 5 YEARS AND
    OVERSEEN BY TRUSTEE                                              OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                  Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present). Director, Urstadt Biddle
YOB: 1929                         Property Corp.
Elected: 1993
54 Funds
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne               Retired.
YOB: 1929
Elected: 1993
54 Funds
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries               Retired.
YOB: 1930
Elected: 1995
57 Funds
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                  Managing Director, Almanac Capital Management (commodities business) (since 2007). Partner,
YOB: 1939                         Stonington Partners, Inc. (private equity firm) (2001-2007). Director/Trustee, Evergreen Funds (93
Elected: 1980                     portfolios).
54 Funds
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara             Retired. Managing Director, U.S. Trust Company of New York (private bank) (1982-2006).
YOB: 1951
Elected: 2001
56 Funds
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                    Managing Director, Wydown Group (consulting firm) (1994-present). Chairman, Hudson Castle Group,
YOB: 1946                         Inc. (Formerly IBEX Capital Markets, Inc.) (financial services) (1997-2006). Director, Investors
Elected: 1993                     Bank & Trust Corporation, Stifel Financial. Chairman and Trustee, John Hancock Trust (93
54 Funds                          portfolios) and John Hancock Funds II (74 portfolios).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson               Managing Director, Northway Management Company (1998-present).
YOB: 1946
Elected: 1993
54 Funds
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck           Chairman, Amsterdam Molecular Therapeutics N.V. (biotechnology) (since 2007). Director, The JP
YOB: 1942                         Morgan European Investment Trust (1998-present), Galapagos N.V. (biotechnology) (2005-present).
Elected: 2004                     Director, EASDAQ (Chairman) (2001-present), Groupe SNEF (electrical and electronic installation)
54 Funds                          (1998-present). Managing Director, Almanij N.V. (financial holding company) (1992-2003). Director,
                                  KBC Bank and Insurance Holding Company (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                  (1992-2003), Kredietbank S.A. Luxembourgeoise (1992-2003), Investco N.V. (private equity company)
                                  (1992-2003), Gevaert N.V. (industrial holding company) (1992-2003), Fidea N.V. (insurance company)
                                  (1992-2003), Almafin N.V. (real estate investment company) (1992-2003), Centea N.V. (savings bank)
                                  (1992-2003), Degussa Antwerpen N.V. (1998-2004), Santens N.V. (textiles) (1999-2004), Dictaphone
                                  Corp. (2002-2006), Banco Urquijo (Chairman) (1998-2006).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------

            NAME
       YEAR OF BIRTH
        YEAR ELECTED                                                       PRINCIPAL OCCUPATION(S)
 # OF FUNDS IN FUND COMPLEX                                                DURING PAST 5 YEARS AND
    OVERSEEN BY TRUSTEE                                              OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)              Senior Executive Vice President and President, Asset Management (since 2007), Senior Vice
YOB: 1964                         President and Chief Operating Officer, Asset Management (2004-2007), Vice President (2001-2004),
Elected: 2006                     The Phoenix Companies, Inc. Director and President (2006-present), Chief Operating Officer
56 Funds                          (2004-present), Executive Vice President (2004-2006), Vice President, Finance, (2001-2002),
                                  Phoenix Investment Partners, Ltd. Various senior officer and directorship positions with Phoenix affiliates. President (2006-present), Executive Vice President (2004-2006), the Phoenix Funds
                                  Family. Chairman, President and Chief Executive Officer, The Zweig Fund Inc. and The Zweig Total
                                  Return Fund Inc. (2006-present).
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(2)            Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
YOB: 1934
Elected: 2002
54 Funds
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(3)           Partner, Cross Pond Partners, LLC (2006-Present). Director, PXRE Corporation (Reinsurance), World
YOB: 1946                         Trust Fund.
Elected: 1989
74 Funds
Chairman
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as a Director of The Phoenix Companies, Inc.
(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
NAME, ADDRESS AND              TRUST AND LENGTH OF                                PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH                      TIME SERVED                                      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss            Senior Vice President            Assistant Treasurer (2001-present), Phoenix Equity Planning
YOB: 1952                   since 2006.                      Corporation. Vice President (2003-2007), Vice President, Head of Asset
                                                             Management Operations (since 2007), Phoenix Investment Partners, Ltd.
                                                             Ms. Curtiss is also Treasurer of various other investment companies within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman          Senior Vice President            Senior Vice President, Asset Management Product Development, The
YOB: 1962                   since 2004.                      Phoenix Companies, Inc. (2006-present). Senior Vice President, Asset
                                                             Management Product Development (2005-present), Senior Vice President and Chief Administrative Officer (2003-2004), Phoenix Investment
                                                             Partners, Ltd. Director and President (2006- present), Senior Vice
                                                             President and Chief Administrative Officer (1999-2003), Phoenix Equity
                                                             Planning Corporation. Senior Vice President, Phoenix Investment
                                                             Counsel, Inc. (2006-present). Director, Duff & Phelps Investment
                                                             Management Company (2006-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                Vice President and               Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
c/o Zweig-DiMenna           Chief Compliance Officer         Vice President, The Zweig Total Return Fund, Inc. (2004-present). Vice
Associates, LLC             since 2004.                      President, The Zweig Fund, Inc. (2004-present). President and Director
900 Third Avenue                                             of Watermark Securities, Inc. (1991-present). Assistant Secretary,
New York, NY 10022                                           Gotham Advisors Inc. (1990-2005).
YOB: 1945
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley          Chief Financial Officer          Vice President, Fund Administration (2007-present), Second Vice
YOB: 1972                   and Treasurer since 2006.        President, Fund Control & Tax (2004-2006), Phoenix Investment Partners,
                                                             Ltd. Vice President, Chief Financial Officer, Treasurer and Principal
                                                             Accounting Officer or Chief Financial Officer and Treasurer
                                                             (2005-present), Assistant Treasurer (2004-2006), certain funds within the Phoenix Fund Complex. Senior Manager, Audit, Deloitte & Touche, LLP
                                                             (1999-2004).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr               Vice President,                  Vice President and Counsel, Phoenix Life Insurance Company
YOB: 1954                   Chief Legal Officer,             (2005-present). Compliance Officer of Investments and Counsel,
                            Counsel and Secretary            Travelers Life & Annuity Company (January 2005-May 2005). Assistant
                            since 2005.                      General Counsel, The Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

56

PHOENIX SERIES FUND
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
   Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                   -------------
                                                                     PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   LANCASTER, PA
                                                                    PERMIT 1793
                                                                   -------------

[LOGO OMITTED]
PHOENIX

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


PXP394                                                                     12-07
BPD33457





ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $158,300 for 2006 and $77,500 for 2007.


Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2007.


Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $27,900 for 2006 and $9,650 for 2007.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.


All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

 (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Series Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

 (e)(2)  The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                (b) Not applicable for 2006; not applicable for 2007

                (c) 100% for 2006; 100% for 2007

                (d) Not applicable for 2006; not applicable for 2007

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,136,037 for 2006 and $743,127 for 2007.

    (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

 (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

 (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3)  Not applicable.

 (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              January 7, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              January 7, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date              January 7, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.